UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

SunAmerica Specialty Series 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 20.4%
Resolution Funding - 20.4%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $5,845,301)	$7,000,000	$6,518,036

U.S. GOVERNMENT TREASURIES - 70.6%
United States Treasury Bonds - 70.6%
United States Treasury Bonds STRIPS zero coupon due 08/15/2020 (cost $19,709,227)	23,990,000	22,527,042

Total Long-Term Investment Securities (cost $25,554,528)		29,045,078

SHORT-TERM INVESTMENT SECURITIES - 5.8%
U.S. Government Treasuries - 5.8%
United States Treasury Bills 0.17% due 02/18/16(1) (cost $1,859,855)	1,860,000	1,859,816

REPURCHASE AGREEMENTS - 3.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $1,036,000 and collateralized by $1,010,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having an approximate value of $1,056,754. (cost $1,036,000)	1,036,000	1,036,000

TOTAL INVESTMENTS (cost $28,450,383)(2)	100.1%	31,940,894
Liabilities in excess of other assets	(0.1)	(46,369)

NET ASSETS	100.0%	$31,894,525

(1)	The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2016	$100,487	$96,505	$(3,982)

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,518,036	$—	$6,518,036
U.S. Government Treasuries	—	22,527,042	—	22,527,042
Short-Term Investment Securities	—	1,859,816	—	1,859,816
Repurchase Agreements	—	1,036,000	—	1,036,000

Total Investments at Value	$—	$31,940,894	$—	$31,940,894

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,982	$—	$—	$3,982

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 1.3%
Federal National Mtg. Assoc. - 1.3%
1.25% due 01/30/2017 (cost $502,981)	$500,000	$502,981

U.S. GOVERNMENT TREASURIES - 6.9%
United States Treasury Notes - 6.9%
0.38% due 04/30/2016	500,000	499,897
0.38% due 07/31/2017 FRS	1,000,000	998,754
0.47% due 10/31/2017 FRS	1,200,000	1,199,588

Total U.S. Government Treasuries (cost $2,699,480)		2,698,239

COMMON STOCKS - 1.4%
Investment Companies - 1.4%
Uranium Participation Corp.†(1) (cost $590,006)	151,400	547,932

EXCHANGE-TRADED FUNDS - 0.2%
ETFS Physical Platinum Shares†(1) (cost $88,405)	995	83,530

OPTIONS-PURCHASED - 0.0%
Call Options-Purchased(1)(4) (cost $59,568)	34	9,335

Total Long-Term Investment Securities (cost $3,940,440)		3,842,017

SHORT-TERM INVESTMENT SECURITIES - 29.4%
U.S. Government Agencies - 22.6%
Federal Farm Credit Bank
0.44% due 10/19/2016 FRS	300,000	299,880
0.53% due 10/20/2016 FRS	175,000	174,947
Federal Home Loan Bank
0.19% due 02/03/2016	1,000,000	999,986
0.19% due 02/05/2016	1,000,000	999,971
0.23% due 02/17/2016	1,000,000	999,884
0.23% due 02/19/2016	1,000,000	999,870
0.26% due 02/24/2016	2,000,000	1,999,668
0.29% due 06/08/2016	400,000	399,415
0.38% due 02/09/2016 FRS	1,000,000	999,965
Federal Home Loan Mtg. Corp.
0.46% due 07/22/2016	1,000,000	997,946

		8,871,532

U.S. Government Treasuries - 6.8%
United States Treasury Bills
0.19% due 02/04/2016(1)	60,000	59,999
0.19% due 05/26/2016	2,000,000	1,997,768
0.25% due 05/26/2016	600,000	599,331

		2,657,098

Total Short-Term Investment Securities (cost $11,530,100)		11,528,630

REPURCHASE AGREEMENTS - 52.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	3,440,000	3,440,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	875,000	875,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	3,445,000	3,445,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	885,000	885,000
BNP Paribas SA Joint Repurchase Agreement(2)	3,440,000	3,440,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	875,000	875,000
Deutsche Bank AG Joint Repurchase Agreement(2)	2,520,000	2,520,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	640,000	640,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	3,440,000	3,440,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	875,000	875,000

Total Repurchase Agreements (cost $20,435,000)		20,435,000

TOTAL INVESTMENTS (cost $35,905,540)(3)	91.2%	35,805,647
Other assets less liabilities	8.8	3,454,986

NET ASSETS	100.0%	$39,260,633

@	Consolidated; See Note 1.
†	Non-income producing security
(1)	The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Call Options – Purchased

Call Options - Purchased(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Natural Gas Futures	February 2016	$3.00	22	$53,454	$1,760	$(51,694)
Soybean Futures	February 2016	8.80	12	6,114	7,575	1,461

			34	$59,568	$9,335	$(50,233)

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Written Call Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Natural Gas Futures	February 2016	$4.00	22	$15,169	$220	$14,949

Written Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received		Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Natural Gas Futures	February 2016	$2.50	22	$34,286		$54,780	$(20,494)
Brent Crude Futures	October 2017	70.00	3	44,400	*	78,330	(33,930)

			25	$78,686		$133,110	(54,424)

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
20	Long	Aluminum Futures	March 2016	$758,450	$757,875	$(575)
14	Short	Aluminum Futures	March 2016	513,830	530,513	(16,683)
10	Long	Aluminum Futures	June 2016	367,875	380,938	13,063
16	Short	Aluminum Futures	December 2016	661,600	615,400	46,200
24	Long	Brent Crude Futures	April 2016	671,370	863,760	192,390
47	Long	Brent Crude Futures	June 2016	1,585,782	1,770,020	184,238
17	Long	Brent Crude Futures	September 2016	589,493	676,770	87,277
32	Long	Brent Crude Futures	December 2016	1,355,056	1,328,000	(27,056)
10	Short	Brent Crude Futures	December 2017	595,040	457,100	137,940
11	Short	Brent Crude Futures	December 2018	678,470	533,170	145,300
15	Long	Coffee Futures	March 2016	668,738	654,469	(14,269)
21	Long	Copper Futures	March 2016	2,479,788	2,397,150	(82,638)
3	Short	Copper Futures	March 2016	346,325	342,450	3,875
49	Long	Corn Futures	March 2016	901,130	911,400	10,270
31	Long	Corn Futures	December 2016	626,162	609,537	(16,625)
5	Long	Gasoil Futures	February 2016	151,475	152,000	525
26	Long	Gasoline Futures	March 2016	1,207,065	1,236,472	29,407
6	Long	Gasoline Futures	July 2016	400,623	341,132	(59,491)
25	Long	Gold Futures	April 2016	2,727,516	2,791,000	63,484
13	Long	Heating Oil Futures	March 2016	523,589	588,970	65,381
15	Long	Lean Hogs Futures	February 2016	348,771	394,800	46,029
10	Short	Lean Hogs Futures	June 2016	296,152	322,600	(26,448)
91	Long	Natural Gas Futures	March 2016	2,170,612	2,091,180	(79,432)
11	Short	Natural Gas Futures	April 2016	257,532	256,520	1,012
10	Short	Natural Gas Futures	January 2017	291,715	285,900	5,815
25	Long	Nickel Futures	March 2016	1,320,007	1,290,750	(29,257)
6	Long	Palladium Futures	March 2016	329,247	299,100	(30,147)
22	Long	Platinum Futures	April 2016	954,910	961,730	6,820
21	Long	Silver Futures	March 2016	1,496,250	1,495,515	(735)
13	Long	Soybean Futures	March 2016	572,061	573,463	1,402
63	Long	Soybean Futures	March 2016	1,076,796	1,167,264	90,468
2	Short	Soybean Futures	May 2016	89,636	88,450	1,186
10	Long	Soybean Oil Futures	May 2016	269,043	274,400	5,357
67	Long	Sugar Futures	July 2016	1,044,422	979,272	(65,150)
14	Long	Wheat Futures	March 2016	334,538	330,400	(4,138)
1	Short	Wheat Futures	March 2016	25,013	23,963	1,050
11	Long	Wheat Futures	May 2016	264,475	266,750	2,275
6	Long	WTI Crude Futures	March 2016	248,303	201,720	(46,583)
11	Long	WTI Crude Futures	June 2016	376,520	418,000	41,480
3	Long	WTI Crude Futures	December 2016	131,187	125,250	(5,937)
3	Long	WTI Crude Futures	December 2017	155,240	135,630	(19,610)
25	Long	Zinc Futures	March 2016	999,224	1,013,750	14,526

						$671,996

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Chase Bank NA	$758	09/30/2016	(0.250)%	S&P GSCI Grains Index	$—
Goldman Sachs	158	09/30/2016	(0.150)%	S&P GSCI Industrial Metals Index	—
Chase Bank NA	12,861	09/30/2016	(0.090)%	Bloomberg Commodity Index	—
Goldman Sachs	115	11/30/2016	(0.130)%	Bloomberg Commodity Index	—

					$—

(a)	The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
†	Illiquid security. At January 31, 2016, the aggregate value of these securities was $0, representing 0.0% of net assets.
*	Represents value at trade date

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$502,981	$—	$502,981
U.S. Government Treasuries	—	2,698,239	—	2,698,239
Common Stocks	547,932	—	—	547,932
Exchange -Traded Funds	83,530	—	—	83,530
Options-Purchased	9,335	—	—	9,335
Short-Term Investment Securities	—	11,528,630	-—	11,528,630
Repurchase Agreements	—	20,435,000	—	20,435,000

Total Investments at Value	$640,797	$35,164,850	$—	$35,805,647

Other Financial Instruments:+
Written Call Options	$14,949	$—	$—	$14,949
Futures Contracts	1,196,770	—	-—	1,196,770

Total Other Financial Instruments	$1,211,719	$—	$—	$1,211,719

LIABILITIES:
Other Financial Instruments:+
Written Put Options	$54,424	—	—	$54,424
Futures Contracts	524,774	—	—	524,774

Total Other Financial Instruments	$579,198	$—	$—	$579,198

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Global Trends Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 99.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$6,610,000	$6,610,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	1,915,000	1,915,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	6,625,000	6,625,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	1,925,000	1,925,000
BNP Paribas SA Joint Repurchase Agreement(1)	6,610,000	6,610,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,915,000	1,915,000
Deutsche Bank AG Joint Repurchase Agreement(1)	4,845,000	4,845,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,400,000	1,400,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	6,610,000	6,610,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	1,915,000	1,915,000

Total Repurchase Agreements (cost $40,370,000)		40,370,000

TOTAL INVESTMENTS (cost $40,370,000)(3)	99.3%	40,370,000
Other assets less liabilities	0.7	270,319

NET ASSETS	100.0%	$40,640,319

@	Consolidated; see Note 1.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
25	Long	U.S. Treasury Long Bonds	March 2016	$3,936,720	$4,025,781	$89,061
32	Long	U.S. Treasury 10 Year Notes	March 2016	4,075,570	4,146,500	70,930
45	Long	EURO-Bund	March 2016	7,730,540	7,963,070	232,530
72	Long	Corn Futures(a)	March 2016	1,338,165	1,339,200	1,035

						$393,556

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	BRL	5,389,000	USD	1,371,596	02/02/2016	$24,278	$—
	USD	1,332,987	BRL	5,389,000	02/02/2016	14,330	—

						38,608	—

UBS AG	BRL	5,389,000	USD	1,332,987	02/02/2016	—	(14,330)
	USD	1,380,379	BRL	5,389,000	02/02/2016	—	(33,061)

						—	(47,391)

Net Unrealized Appreciation/(Depreciation)						$38,608	$(47,391)

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	—	40,370,000	—	40,370,000

Total Investments at Value	$—	$40,370,000	$—	$40,370,000

Other Financial Instruments:+
Futures Contracts	$393,556	$—	$—	$393,556
Forward Foreign Currency Contracts	—	38,608	—	38,608

Total Other Financial Instruments	$393,556	$38,608	$—	$432,164

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$47,391	$—	$47,391

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.5%
Apparel Manufacturers - 2.9%
Under Armour, Inc., Class A†	178,000	$15,206,540

Auto-Cars/Light Trucks - 2.3%
Tesla Motors, Inc.†	62,000	11,854,400

Auto/Truck Parts & Equipment-Original - 0.4%
Mobileye NV†	78,000	2,116,140

Commercial Services - 1.6%
CoStar Group, Inc.†	49,000	8,593,130

Consulting Services - 1.4%
Verisk Analytics, Inc.†	99,500	7,263,500

Diagnostic Kits - 1.3%
IDEXX Laboratories, Inc.†	98,000	6,873,720

Distribution/Wholesale - 0.9%
Fastenal Co.	120,600	4,891,536

E-Commerce/Products - 6.8%
Alibaba Group Holding, Ltd. ADR†	528,715	35,439,766

Electric-Transmission - 2.1%
ITC Holdings Corp.	270,000	10,773,000

Enterprise Software/Service - 0.5%
Benefitfocus, Inc.†	95,566	2,786,705

Entertainment Software - 6.7%
Electronic Arts, Inc.†	539,698	34,834,807

Finance-Credit Card - 6.5%
Visa, Inc., Class A	459,657	34,239,850

Finance-Investment Banker/Broker - 1.3%
Charles Schwab Corp.	269,500	6,880,335

Food-Canned - 1.1%
TreeHouse Foods, Inc.†	70,000	5,555,200

Hotels/Motels - 2.2%
Hyatt Hotels Corp., Class A†	300,000	11,604,000

Insurance-Property/Casualty - 2.1%
Arch Capital Group, Ltd.†	160,000	10,808,000

Internet Content-Entertainment - 9.3%
Facebook, Inc., Class A†	431,813	48,453,737

Medical-HMO - 5.4%
UnitedHealth Group, Inc.	247,962	28,555,304

Multimedia - 2.4%
FactSet Research Systems, Inc.	83,000	12,508,100

Private Equity - 0.5%
Carlyle Group LP	190,091	2,600,445

Professional Sports - 2.0%
Manchester United PLC, Class A	675,000	10,577,250

Resort/Theme Parks - 4.4%
Vail Resorts, Inc.	184,000	23,000,000

Retail-Automobile - 0.7%
CarMax, Inc.†	85,000	3,755,300

Retail-Building Products - 5.7%
Home Depot, Inc.	236,480	29,739,725

Retail-Discount - 8.1%
Dollar Tree, Inc.†	520,611	42,336,086

Retail-Restaurants - 11.2%
Chipotle Mexican Grill, Inc.†	67,160	30,421,465
Starbucks Corp.	463,268	28,152,797

		58,574,262

Retail-Sporting Goods - 0.8%
Dick’s Sporting Goods, Inc.	110,000	4,298,800

Web Portals/ISP - 8.9%
Alphabet, Inc., Class A†	61,483	46,810,082

Total Long-Term Investment Securities (cost $439,743,417)		520,929,720

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Time Deposits - 6.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $32,822,000)	$32,822,000	32,822,000

TOTAL INVESTMENTS (cost $472,565,417)(1)	105.8%	553,751,720
Liabilities in excess of other assets	(5.8)	(30,476,036)

NET ASSETS	100.0%	$523,275,684

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$520,929,720	$—	$—	$520,929,720
Short-Term Investment Securities	—	32,822,000	—	32,822,000

Total Investments at Value	$520,929,720	$32,822,000	$—	$553,751,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.3%
Banks-Super Regional - 5.9%
US Bancorp	838,400	$33,586,304

Building & Construction Products-Misc. - 4.3%
Owens Corning	528,400	24,406,796

Cable/Satellite TV - 5.2%
Comcast Corp., Class A	524,300	29,208,753

Diversified Banking Institutions - 6.5%
Citigroup, Inc.	391,044	16,650,654
JPMorgan Chase & Co.	340,753	20,274,803

		36,925,457

E-Commerce/Products - 4.9%
Alibaba Group Holding, Ltd. ADR†	408,839	27,404,478

E-Services/Consulting - 3.1%
CDW Corp.	461,000	17,725,450

Entertainment Software - 4.8%
Electronic Arts, Inc.†	423,159	27,312,798

Finance-Credit Card - 4.8%
Visa, Inc., Class A	366,768	27,320,548

Internet Content-Entertainment - 6.7%
Facebook, Inc., Class A†	334,819	37,570,040

Medical-Generic Drugs - 5.7%
Teva Pharmaceutical Industries, Ltd. ADR	526,700	32,381,516

Medical-HMO - 11.1%
Aetna, Inc.	385,200	39,228,768
UnitedHealth Group, Inc.	204,069	23,500,586

		62,729,354

Oil Companies-Integrated - 4.4%
Suncor Energy, Inc.	1,060,000	24,963,000

Retail-Building Products - 11.6%
Home Depot, Inc.	186,238	23,421,291
Lowe’s Cos., Inc.	585,041	41,924,038

		65,345,329

Retail-Discount - 6.1%
Dollar Tree, Inc.†	426,879	34,713,800

Retail-Restaurants - 7.6%
Chipotle Mexican Grill, Inc.†	47,197	21,378,825
Starbucks Corp.	358,770	21,802,453

		43,181,278

Web Portals/ISP - 6.6%
Alphabet, Inc., Class A†	49,073	37,361,729

Total Long-Term Investment Securities (cost $517,277,888)		562,136,630

SHORT-TERM INVESTMENT SECURITIES - 4.8%
Time Deposits - 4.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $27,225,000)	27,225,000	27,225,000

TOTAL INVESTMENTS (cost $544,502,888)(1)	104.1%	589,361,630
Liabilities in excess of other assets	(4.1)	(23,161,566)

NET ASSETS	100.0%	$566,200,064

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$562,136,630	$—	$—	$562,136,630
Short-Term Investment Securities	—	27,225,000	—	27,225,000

Total Investments at Value	$562,136,630	$27,225,000	$—	$589,361,630

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Income Explorer Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 24.0%
Aerospace/Defense - 0.7%
BAE Systems PLC(1)	21,890	$161,562

Casino Hotels - 0.6%
Sands China, Ltd.(1)	40,800	142,876

Cellular Telecom - 1.8%
Mobile TeleSystems PJSC ADR	16,882	118,174
MTN Group, Ltd.(1)	8,071	71,163
Turkcell Iletisim Hizmetleri AS(1)	33,377	118,647
Vodacom Group, Ltd.(1)	13,561	124,240

		432,224

Coal - 0.4%
China Shenhua Energy Co., Ltd., Class H(1)	69,000	104,318

Computers - 1.3%
Asustek Computer, Inc.(1)	16,000	129,899
HP, Inc.	10,044	97,527
Lenovo Group, Ltd.(1)	112,000	100,027

		327,453

Computers-Periphery Equipment - 0.3%
Innolux Corp.(1)	301,000	86,112

Cosmetics & Toiletries - 0.6%
Unilever PLC(1)	3,601	158,486

Distribution/Wholesale - 0.5%
Li & Fung, Ltd.(1)	194,000	112,256

Diversified Minerals - 0.3%
BHP Billiton, Ltd.(1)	7,514	82,499

Diversified Operations - 0.4%
Keppel Corp., Ltd.(1)	25,300	90,029

Electric-Generation - 0.4%
Huaneng Power International, Inc.(1)	118,000	95,568

Electronic Components-Misc. - 1.5%
Garmin, Ltd.	3,464	121,864
Hon Hai Precision Industry Co., Ltd.(1)	51,200	120,069
Pegatron Corp.(1)	52,000	118,763

		360,696

Electronic Components-Semiconductors - 0.3%
MediaTek, Inc.(1)	10,725	69,716

Food-Retail - 1.5%
Casino Guichard Perrachon SA(1)	2,066	93,742
Wesfarmers, Ltd.(1)	5,077	153,028
Woolworths, Ltd.(1)	7,298	126,948

		373,718

Insurance-Property/Casualty - 0.4%
Powszechny Zaklad Ubezpieczen SA(1)	13,248	105,278

Investment Management/Advisor Services - 0.4%
Aberdeen Asset Management PLC(1)	27,027	95,163

Metal-Diversified - 0.9%
MMC Norilsk Nickel PJSC ADR	9,224	106,353
Rio Tinto, Ltd.(1)	3,827	107,413

		213,766

Metal-Iron - 0.5%
Fortescue Metals Group, Ltd.(1)	106,236	131,851

Oil Companies-Exploration & Production - 0.9%
CNOOC, Ltd.(1)	109,000	110,508
Woodside Petroleum, Ltd.(1)	5,753	115,868

		226,376

Oil Companies-Integrated - 0.9%
Sasol, Ltd.(1)	4,236	110,614
Statoil ASA(1)	8,757	121,625

		232,239

Oil Field Machinery & Equipment - 0.4%
National Oilwell Varco, Inc.	3,231	105,137

Oil-Field Services - 0.8%
China Oilfield Services, Ltd.(1)	98,000	70,820
Technip SA(1)	2,514	117,921

		188,741

Real Estate Operations & Development - 1.7%
Country Garden Holdings Co., Ltd.(1)	354,000	135,622
Evergrande Real Estate Group, Ltd.(1)	266,000	178,207
Shimao Property Holdings, Ltd.(1)	79,166	112,484

		426,313

Retail-Apparel/Shoe - 0.4%
Belle International Holdings, Ltd.(1)	129,000	86,880

Semiconductor Components-Integrated Circuits - 1.2%
Novatek Microelectronics Corp.(1)	32,000	135,126
Siliconware Precision Industries Co., Ltd.(1)	102,000	157,693

		292,819

Steel-Producers - 0.4%
Eregli Demir ve Celik Fabrikalari TAS(1)	98,472	103,600

Telecom Services - 0.5%
Tele2 AB, Class B(1)	13,658	113,160

Telephone-Integrated - 2.2%
CenturyLink, Inc.	5,236	133,099
Frontier Communications Corp.	31,980	145,509
Orange SA(1)	9,849	176,416
Telefonica Brasil SA (Preference Shares)	10,808	93,926

		548,950

Tobacco - 1.3%
British American Tobacco PLC(1)	2,839	157,835
Philip Morris International, Inc.	1,930	173,719

		331,554

Transport-Marine - 0.5%
AP Moeller - Maersk A/S, Series B(1)	88	113,059

Total Common Stocks (cost $7,294,377)		5,912,399

PREFERRED SECURITIES - 15.8%
Agricultural Operations - 0.4%
CHS, Inc. FRS Series 3 6.75%	850	21,939
CHS, Inc. FRS Series 2 7.10%	1,680	44,789

CHS, Inc. Series 4 7.50%	1,344	36,140

		102,868

Banks-Commercial - 2.4%
Barclays Bank PLC 7.10%	1,368	35,568
Barclays Bank PLC Series 4 7.75%	3,100	81,344
Barclays Bank PLC Series 5 8.13%	800	21,056
CoBank ACB Series G 6.13%	1,400	133,700
First Republic Bank 5.50%	2,446	61,933
ING Groep NV 7.05%	1,948	50,745
ING Groep NV 7.20%	3,500	91,245
PrivateBancorp, Inc. 7.13%	746	19,598
RBS Capital Funding Trust VII Series G 6.08%	1,500	37,350
Regions Financial Corp. FRS Series B 6.38%	2,348	62,081

		594,620

Banks-Money Center - 0.1%
National Westminster Bank PLC Series C 7.76%	1,000	25,700

Banks-Special Purpose - 1.3%
AgriBank FCB FRS 6.88%	3,000	322,875

Banks-Super Regional - 1.3%
Fifth Third Bancorp FRS Series I 6.63%	1,612	45,216
PNC Financial Services Group, Inc. FRS Series P 6.13%	1,500	41,820
SunTrust Banks, Inc. Series E 5.88%	1,001	25,896
US Bancorp FRS Series F 6.50%	874	24,935
Wells Fargo & Co. 5.70%	1,626	41,138
Wells Fargo & Co. FRS 5.85%	3,425	88,536
Wells Fargo & Co. FRS 6.63%	1,412	40,440

		307,981

Diversified Banking Institutions - 2.2%
Bank of America Corp. 6.20%	2,000	50,900
Bank of America Corp. Series Y 6.50%	911	23,732
Citigroup Capital XIII FRS 6.99%	2,067	52,853
Citigroup, Inc. Series S 6.30%	2,100	53,025
Citigroup, Inc. FRS Series K 6.88%	1,400	38,458
Deutsche Bank Contingent Capital Trust III 7.60%	1,482	38,043
JPMorgan Chase & Co. Series Y 6.13%	2,000	51,760
Morgan Stanley FRS Series I 6.38%	5,175	134,498
Morgan Stanley FRS Series F 6.88%	3,368	94,439

		537,708

Electric-Integrated - 1.2%
Integrys Holding, Inc. FRS 6.00%	1,428	37,485
SCE Trust IV FRS Series J 5.38%	5,400	144,504
Southern Co. 6.25%	4,600	121,854

		303,843

Finance-Investment Banker/Broker - 0.2%
Charles Schwab Corp. Series C 6.00%	1,800	47,106

Insurance-Multi-line - 0.8%
Aegon NV 6.50%	1,610	41,972
Allstate Corp. Series E 6.63%	2,325	63,868
American Financial Group, Inc. 6.00%	1,800	45,252
Hartford Financial Services Group, Inc. FRS 7.88%	1,500	46,050

		197,142

Insurance-Property/Casualty - 0.3%
Hanover Insurance Group, Inc. 6.35%	1,600	40,592
WR Berkley Corp. 5.63%	1,500	37,875

		78,467

Insurance-Reinsurance - 0.9%
Endurance Specialty Holdings, Ltd. Series C 6.35%	2,100	55,125
PartnerRe, Ltd. 6.50%	1,384	38,738
PartnerRe, Ltd. Series E 7.25%	3,164	93,053
Reinsurance Group of America, Inc. FRS 6.20%	831	23,767

		210,683

Real Estate Investment Trusts - 3.9%
CBL & Associates Properties, Inc. Series D 7.38%	1,700	41,310
Cedar Realty Trust, Inc. Series B 7.25%	700	17,500
Chesapeake Lodging Trust Series A 7.75%	1,000	25,480
CoreSite Realty Corp. Series A 7.25%	1,400	36,470
Corporate Office Properties Trust Series L 7.38%	2,300	58,466
DDR Corp. Series J 6.50%	1,000	25,460
DuPont Fabros Technology, Inc. Series B 7.63%	1,600	40,512
Hersha Hospitality Trust Series C 6.88%	1,200	29,964
Pebblebrook Hotel Trust Series A 7.88%	800	20,152
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,450	37,352
PS Business Parks, Inc. Series V 5.70%	2,000	50,180
PS Business Parks, Inc. Series U 5.75%	1,500	37,725
PS Business Parks, Inc. Series T 6.00%	1,000	25,450
PS Business Parks, Inc. Series S 6.45%	1,800	46,530
Regency Centers Corp. Series 6 6.63%	1,600	41,744
Retail Properties of America, Inc. Series A 7.00%	1,500	37,725
Sabra Health Care REIT, Inc. Series A 7.13%	2,000	50,520
Saul Centers, Inc. Series C 6.88%	820	21,156
Summit Hotel Properties, Inc. Series B 7.88%	800	20,720
Taubman Centers, Inc. Series K 6.25%	800	20,320
Urstadt Biddle Properties, Inc. Series F 7.13%	1,600	41,040
VEREIT, Inc. Series F 6.70%	5,257	127,219
Vornado Realty Trust Series I 6.63%	2,500	64,450
Wells Fargo Real Estate Investment Corp. Series A 6.38%	1,500	39,870

		957,315

Sovereign Agency - 0.5%
Farm Credit Bank of Texas FRS 6.75%*	1,200	128,025

Telecom Services - 0.3%
Qwest Corp. 6.88%	1,456	37,521
Qwest Corp. 7.38%	1,400	35,882

		73,403

Total Preferred Securities (cost $3,737,848)		3,887,736

PREFERRED SECURITIES/CAPITAL SECURITIES - 18.5%
Banks-Commercial - 1.2%
Rabobank Nederland FRS 11.00% due 06/30/2019*(2)	150,000	182,655
Zions Bancorporation FRS Series J 7.20% due 09/15/2023(2)	100,000	105,000

		287,655

Banks-Money Center - 0.8%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	120,000
HSBC Capital Funding LP FRS 10.18% due 06/30/2030*(2)	50,000	74,375

		194,375

Banks-Super Regional - 1.5%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	125,000	134,031
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	100,000	105,410
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	135,000	141,075

		380,516

Diversified Banking Institutions - 6.4%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)	94,000	95,570
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	120,000	125,362
Citigroup, Inc. FRS Series O 5.88% due 03/27/2020(2)	25,000	24,281
Citigroup, Inc. FRS 6.13% due 11/15/2020(2)	75,000	75,445
Credit Agricole SA VRS 8.13% due 12/23/2025*(2)	200,000	199,880
Goldman Sachs Capital I 6.35% due 02/15/2034	21,000	24,636
Goldman Sachs Capital II FRS 4.00% due 03/07/2016(2)	35,000	23,100
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)	50,000	49,700
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)	100,000	108,250
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	125,000	126,172
Lloyds Banking Group PLC VRS 7.50% due 06/27/2024(2)	200,000	207,000
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(2)	200,000	203,500
Royal Bank of Scotland Group PLC FRS 7.65% due 09/30/2031(2)	80,000	98,800
UBS Group AG VRS 7.13% due 02/19/2020(2)	200,000	206,008

		1,567,704

Diversified Manufacturing Operations - 1.2%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)	296,000	304,140

Electric-Integrated - 1.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	23,000	22,425
Enel SpA VRS 8.75% due 09/24/2073*	200,000	220,000

		242,425

Insurance-Life/Health - 2.7%
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(2)	50,000	58,000
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*	200,000	209,000
Nippon Life Insurance Co. VRS 4.70% due 01/20/2046*	200,000	201,000
Principal Financial Group, Inc. FRS 4.70% due 05/15/2055	50,000	49,390
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	34,000	33,327
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	75,000	75,844
Prudential Financial, Inc. FRS 5.88% due 09/15/2042	50,000	52,437

		678,998

Insurance-Multi-line - 1.5%
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	120,000
MetLife Capital Trust X 9.25% due 04/08/2068*	100,000	134,000
MetLife, Inc. FRS 5.25% due 06/15/2020(2)	116,000	113,318

		367,318

Insurance-Mutual - 0.5%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	100,000	114,000

Insurance-Property/Casualty - 0.8%
QBE Insurance Group, Ltd. VRS 6.75% due 12/02/2044	200,000	205,954

Insurance-Reinsurance - 0.9%
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(2)	200,000	213,500

Total Preferred Securities/Capital Securities (cost $4,488,537)		4,556,585

REGISTERED INVESTMENT COMPANIES - 39.1%
Domestic Equity Investment Companies - 6.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	23,036	420,637

Eaton Vance Tax-Managed Diversified Equity Income Fund	29,790	314,880
First Trust Energy Income and Growth Fund	2,744	57,213
Gabelli Dividend & Income Trust	16,038	267,995
Gabelli Equity Trust, Inc.	27,458	133,721
John Hancock Tax-Advantaged Dividend Income Fund	18,021	373,395
Tortoise Energy Infrastructure Corp.	2,361	57,467

		1,625,308

Domestic Fixed Income Investment Companies - 21.4%
AllianceBernstein Income Fund, Inc.	11,470	88,548
AllianzGI Convertible & Income Fund	37,561	186,303
AllianzGI Convertible & Income Fund II	31,560	141,073
BlackRock Corporate High Yield Fund, Inc.	16,358	157,200
BlackRock Limited Duration Income Trust	7,420	104,251
BlackRock Taxable Municipal Bond Trust	4,710	105,928
Calamos Convertible and High Income Fund	13,363	126,815
DoubleLine Income Solutions Fund	13,289	208,903
Eaton Vance Limited Duration Income Fund	13,377	164,938
Eaton Vance Senior Floating-Rate Trust	4,966	59,890
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	9,659	192,311
Flaherty & Crumrine Total Return Fund, Inc.	8,259	163,446
Franklin Limited Duration Income Trust	8,224	88,161
Guggenheim Build America Bonds Managed Duration Trust	4,487	101,451
John Hancock Preferred Income Fund	11,090	225,127
MFS Multimarket Income Trust	21,714	120,296
New America High Income Fund, Inc.	30,092	223,884
Nuveen Credit Strategies Income Fund	42,694	320,632
Nuveen Floating Rate Income Fund	4,684	46,091
Nuveen Floating Rate Income Opportunity Fund	10,848	102,188
Nuveen Mortgage Opportunity Term Fund	3,271	74,055
Nuveen Preferred Income Opportunities Fund	39,389	367,893
Nuveen Short Duration Credit Opportunities Fund	10,557	152,021
PIMCO Corporate & Income Opportunity Fund	18,588	243,503
PIMCO Dynamic Credit Income Fund	20,997	367,028
PIMCO High Income Fund	3,437	26,946
PIMCO Income Strategy Fund II	46,105	387,743
Pioneer Floating Rate Trust	14,589	153,330
Pioneer High Income Trust	15,641	146,869
Wells Fargo Income Opportunities Fund	24,138	170,897
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	142,072
Western Asset High Yield Defined Opportunity Fund, Inc.	8,485	113,869

		5,273,662

Domestic Mixed Allocation Investment Companies - 2.2%
Clough Global Opportunities Fund	8,757	82,316
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	19,207	445,410

		527,726

International Fixed Income Investment Companies - 8.9%
AllianceBernstein Global High Income Fund, Inc.	16,462	177,625
First Trust Aberdeen Global Opportunity Income Fund	15,142	150,663
Legg Mason BW Global Income Opportunities Fund, Inc.	27,086	296,050
Nuveen Preferred & Income Term Fund	15,478	365,900
PIMCO Dynamic Income Fund	15,924	421,668
PIMCO Income Opportunity Fund	16,958	343,908
Stone Harbor Emerging Markets Income Fund	7,100	77,745
Templeton Global Income Fund	6,006	37,598
Wells Fargo Multi-Sector Income Fund	17,489	191,679
Western Asset Global High Income Fund, Inc.	15,650	129,738

		2,192,574

Total Registered Investment Companies (cost $11,496,191)		9,619,270

U.S. CORPORATE BONDS & NOTES - 0.3%
Telecom Services - 0.1%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	$40,000	39,613

Telephone-Integrated - 0.2%
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	50,000	39,750

Total U.S. Corporate Bonds & Notes (cost $89,159)		79,363

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Insurance-Multi-line - 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030 (cost $33,848)	25,000	33,446

Total Long-Term Investment Securities (cost $27,139,960)		24,088,799

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $475,000)	475,000	475,000

TOTAL INVESTMENTS (cost $27,614,960)(3)	99.8%	24,563,799
Other assets less liabilities	0.2	55,724

NET ASSETS	100.0%	$24,619,523

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $1,760,935 representing 7.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $4,817,091 representing 19.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,095,308	$4,817,091	**	$—	$5,912,399
Preferred Securities:
Sovereign Agency	—	128,025		—	128,025
Other Industries	3,759,711	—		—	3,759,711
Preferred Securities/Capital Securities	—	4,556,585		—	4,556,585
Registered Investment Companies	9,619,270	—		—	9,619,270
U.S. Corporate Bonds & Notes	—	79,363		—	79,363
Foreign Corporate Bonds & Notes	—	33,446		—	33,446
Short-Term Investment Securities	—	475,000		—	475,000

Total Investments at Value	$14,474,289	$10,089,510		$—	$24,563,799

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board of Trustees. See Note 2.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $4,817,091 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Small-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 95.8%
Advanced Materials - 0.0%
Core Molding Technologies, Inc.†	101	$1,094

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	576	11,255

Advertising Services - 0.0%
Journal Media Group, Inc.	323	3,883
Marchex, Inc., Class B	431	1,646
Marin Software, Inc.†	396	1,342
Sizmek, Inc.†	285	972

		7,843

Aerospace/Defense - 0.2%
Aerovironment, Inc.†	261	6,658
Cubic Corp.	287	11,469
Esterline Technologies Corp.†	386	30,382
Kratos Defense & Security Solutions, Inc.†	600	1,914
National Presto Industries, Inc.	64	5,062
Teledyne Technologies, Inc.†	462	37,537

		93,022

Aerospace/Defense-Equipment - 0.4%
AAR Corp.	470	9,875
Aerojet Rocketdyne Holdings, Inc.†	829	13,637
Astronics Corp.†	289	9,317
Astronics Corp., Class B†	37	1,104
Curtiss-Wright Corp.	623	42,987
Ducommun, Inc.†	145	2,146
HEICO Corp.	254	14,148
HEICO Corp., Class A	529	24,546
Kaman Corp.	361	14,382
KLX, Inc.†	700	20,461
Moog, Inc., Class A†	478	22,146

		174,749

Agricultural Biotech - 0.0%
Arcadia Biosciences, Inc.†	106	313

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	745	1,624
Rentech, Inc.†	303	591

		2,215

Agricultural Operations - 0.1%
Alico, Inc.	50	1,518
Andersons, Inc.	376	11,021
Limoneira Co.	152	1,912
MGP Ingredients, Inc.	141	3,156
Tejon Ranch Co.†	182	3,560

		21,167

Airlines - 0.2%
Allegiant Travel Co.	177	28,403
Hawaiian Holdings, Inc.†	632	22,253
Republic Airways Holdings, Inc.†	674	1,435
SkyWest, Inc.	685	10,289
Virgin America, Inc.†	333	10,273

		72,653

Apparel Manufacturers - 0.2%
Columbia Sportswear Co.	380	20,968
G-III Apparel Group, Ltd.†	529	26,112
Oxford Industries, Inc.	194	13,553
Sequential Brands Group, Inc.†	469	3,020
Superior Uniform Group, Inc.	98	1,747
Vince Holding Corp.†	203	1,050

		66,450

Appliances - 0.0%
iRobot Corp.†	393	13,334

Applications Software - 1.0%
Appfolio, Inc.†	75	1,005
Brightcove, Inc.†	431	2,388
Callidus Software, Inc.†	15,657	241,587
Constant Contact, Inc.†	426	13,466
Cvent, Inc.†	310	8,187
Demandware, Inc.†	443	18,796
Ebix, Inc.	354	12,078
Epiq Systems, Inc.	428	5,359
Five9, Inc.†	314	2,616
HubSpot, Inc.†	249	10,107
Imperva, Inc.†	352	18,149
inContact, Inc.†	815	7,050
Jive Software, Inc.†	618	2,151
MINDBODY, Inc., Class A†	94	1,111
New Relic, Inc.†	76	2,145
Park City Group, Inc.†	141	1,231
Paycom Software, Inc.†	419	12,633
PDF Solutions, Inc.†	357	3,866
Progress Software Corp.†	670	17,346
RealPage, Inc.†	700	13,503
SciQuest, Inc.†	366	4,659
Tangoe, Inc.†	517	4,327
Verint Systems, Inc.†	814	29,801

		433,561

Athletic Equipment - 0.5%
Black Diamond, Inc.†	301	1,366
Nautilus, Inc.†	9,989	194,586
Performance Sports Group Ltd†	601	4,297

		200,249

Auction Houses/Art Dealers - 0.0%
Sotheby’s	825	19,379

Audio/Video Products - 0.7%
Daktronics, Inc.	510	4,095
DTS, Inc.†	234	5,214
Skullcandy, Inc.†	290	922
TiVo, Inc.†	1,288	10,278
Universal Electronics, Inc.†	5,648	283,247
VOXX International Corp.†	262	1,124

		304,880

Auto Repair Centers - 0.1%
Monro Muffler Brake, Inc.	421	27,681

Auto-Cars/Light Trucks - 0.0%
Blue Bird Corp.†	66	647

Auto-Heavy Duty Trucks - 0.0%
Navistar International Corp.†	676	4,915

Auto-Truck Trailers - 0.0%
Wabash National Corp.†	901	9,965

Auto/Truck Parts & Equipment-Original - 1.4%
Accuride Corp.†	515	433
American Axle & Manufacturing Holdings, Inc.†	1,006	12,897

Cooper-Standard Holding, Inc.†	179	12,397
Dana Holding Corp.	1,998	23,756
Federal-Mogul Holdings Corp.†	402	1,918
Gentherm, Inc.†	476	19,045
Horizon Global Corp.†	28,331	270,561
Meritor, Inc.†	1,295	8,845
Metaldyne Performance Group, Inc.	152	1,801
Miller Industries, Inc.	149	3,202
Modine Manufacturing Co.†	635	4,077
Strattec Security Corp.	47	2,255
Superior Industries International, Inc.	310	5,707
Tenneco, Inc.†	757	28,925
Titan International, Inc.	573	1,719
Tower International, Inc.	8,857	203,888

		601,426

Auto/Truck Parts & Equipment-Replacement - 0.9%
Commercial Vehicle Group, Inc.†	398	1,234
Dorman Products, Inc.†	354	15,328
Douglas Dynamics, Inc.	6,031	119,775
Motorcar Parts of America, Inc.†	7,597	261,109
Standard Motor Products, Inc.	264	9,850

		407,296

B2B/E-Commerce - 0.7%
ePlus, Inc.†	3,253	308,092
TechTarget, Inc.†	259	2,059

		310,151

Banks-Commercial - 5.7%
1st Source Corp.	216	6,528
Access National Corp.	96	1,806
Allegiance Bancshares, Inc.†	29	538
American National Bankshares, Inc.	116	2,900
Ameris Bancorp	426	12,324
Ames National Corp.	122	3,048
Arrow Financial Corp.	147	4,045
BancFirst Corp.	96	5,370
Bancorp, Inc.†	446	2,007
BancorpSouth, Inc.	1,258	26,267
Bank of Marin Bancorp	78	4,210
Bank of the Ozarks, Inc.	1,017	45,094
Banner Corp.	277	11,495
Bar Harbor Bankshares	78	2,707
BBCN Bancorp, Inc.	1,055	16,036
Blue Hills Bancorp, Inc.	371	5,454
BNC Bancorp	387	8,986
Bridge Bancorp, Inc.	186	5,414
Bryn Mawr Bank Corp.	4,575	120,002
C1 Financial, Inc.†	78	1,864
Camden National Corp.	98	4,113
Capital Bank Financial Corp., Class A	275	8,374
Capital City Bank Group, Inc.	142	2,009
Cardinal Financial Corp.	426	8,124
Cascade Bancorp†	409	2,209
Cass Information Systems, Inc.	152	7,737
Cathay General Bancorp	1,061	29,708
CenterState Banks, Inc.	602	8,542
Central Pacific Financial Corp.	304	6,369
Century Bancorp, Inc., Class A	45	1,822
Chemical Financial Corp.	446	14,210
Citizens & Northern Corp.	161	3,244
City Holding Co.	201	8,936
CNB Financial Corp.	191	3,474
CoBiz Financial, Inc.	481	5,286
Columbia Banking System, Inc.	765	22,667
Community Bank System, Inc.	540	20,326
Community Trust Bancorp, Inc.	208	7,247
CommunityOne Bancorp†	162	2,132
ConnectOne Bancorp, Inc.	396	6,585
CU Bancorp†	222	5,073
Customers Bancorp, Inc.†	354	8,885
CVB Financial Corp.	1,380	21,128
Eagle Bancorp, Inc.†	396	18,707
Enterprise Bancorp, Inc.	101	2,393
Enterprise Financial Services Corp.	264	7,495
Equity Bancshares, Inc.†	30	660
Farmers Capital Bank Corp.†	99	2,672
FCB Financial Holdings, Inc.†	370	12,439
Fidelity Southern Corp.	221	3,492
Financial Institutions, Inc.	186	5,106
First BanCorp†	1,544	4,014
First Bancorp	261	4,894
First Bancorp, Inc.	142	2,714
First Busey Corp.	319	5,879
First Business Financial Services, Inc.	115	2,640
First Citizens BancShares, Inc., Class A	102	25,098
First Commonwealth Financial Corp.	1,180	10,301
First Community Bancshares, Inc.	223	4,137
First Connecticut Bancorp, Inc.	212	3,449
First Financial Bancorp	818	13,088
First Financial Bankshares, Inc.	835	21,810
First Financial Corp.	145	4,792
First Foundation, Inc.†	10,782	240,439
First Interstate BancSystem, Inc.	260	7,007
First Merchants Corp.	500	11,430
First Midwest Bancorp, Inc.	1,034	18,023
First NBC Bank Holding Co.†	201	6,309
First of Long Island Corp.	161	4,674
FirstMerit Corp.	2,200	42,636
FNB Corp.	2,318	27,932
Franklin Financial Network, Inc.†	71	1,975
Fulton Financial Corp.	2,345	30,133
German American Bancorp, Inc.	175	5,568
Glacier Bancorp, Inc.	1,002	23,637
Great Southern Bancorp, Inc.	138	5,474
Great Western Bancorp, Inc.	548	14,314
Green Bancorp, Inc.†	134	986
Guaranty Bancorp	196	3,089
Hampton Roads Bankshares, Inc.†	455	824
Hancock Holding Co.	1,033	24,751
Hanmi Financial Corp.	423	9,179
Heartland Financial USA, Inc.	236	7,068
Heritage Commerce Corp.	278	2,727
Heritage Financial Corp.	401	7,262
Heritage Oaks Bancorp	311	2,395
Hilltop Holdings, Inc.†	1,010	16,130
Home BancShares, Inc.	758	29,342

Horizon Bancorp	121	3,106
IBERIABANK Corp.	506	24,212
Independent Bank Corp. MA	346	15,816
Independent Bank Corp. MI	304	4,603
International Bancshares Corp.	719	16,674
Kearny Financial Corp.	1,241	15,004
Lakeland Bancorp, Inc.	502	5,627
Lakeland Financial Corp.	220	9,634
LegacyTexas Financial Group, Inc.	631	12,323
Live Oak Bancshares, Inc.	62	883
MainSource Financial Group, Inc.	287	6,366
MB Financial, Inc.	979	30,466
Mercantile Bank Corp.	223	4,984
Merchants Bancshares, Inc.	65	1,892
Metro Bancorp, Inc.	157	4,478
MidWestOne Financial Group, Inc.	104	2,928
National Bankshares, Inc.	91	3,148
National Commerce Corp.†	79	1,817
National Penn Bancshares, Inc.	1,859	21,193
NBT Bancorp, Inc.	583	15,100
NewBridge Bancorp	475	5,377
OFG Bancorp	590	3,316
Old National Bancorp	1,552	19,121
Old Second Bancorp, Inc.†	390	2,773
Opus Bank	137	4,520
Pacific Continental Corp.	258	4,164
Park National Corp.	172	15,155
Park Sterling Corp.	596	4,363
Peapack Gladstone Financial Corp.	204	4,398
Penns Woods Bancorp, Inc.	63	2,478
Peoples Bancorp, Inc.	243	4,170
Peoples Financial Services Corp.	100	3,700
Pinnacle Financial Partners, Inc.	475	23,679
Preferred Bank	11,078	360,035
PrivateBancorp, Inc.	1,029	38,721
Prosperity Bancshares, Inc.	912	38,669
QCR Holdings, Inc.	155	3,559
Renasant Corp.	533	16,923
Republic Bancorp, Inc., Class A	131	3,499
S&T Bancorp, Inc.	461	12,452
Sandy Spring Bancorp, Inc.	327	8,698
Seacoast Banking Corp. of Florida†	315	4,668
ServisFirst Bancshares, Inc.	295	11,821
Sierra Bancorp	156	2,839
Simmons First National Corp., Class A	396	17,547
South State Corp.	321	21,459
Southside Bancshares, Inc.	335	7,548
Southwest Bancorp, Inc.	252	4,218
State Bank Financial Corp.	473	9,110
Stock Yards Bancorp, Inc.	196	7,660
Stonegate Bank	146	4,624
Suffolk Bancorp	155	4,338
Sun Bancorp, Inc./NJ†	126	2,643
Talmer Bancorp, Inc., Class A	669	10,744
Texas Capital Bancshares, Inc.†	607	21,670
Tompkins Financial Corp.	197	11,036
Towne Bank	604	11,518
TriCo Bancshares	301	7,678
TriState Capital Holdings, Inc.†	281	3,344
Triumph Bancorp, Inc.†	196	2,769
TrustCo Bank Corp. NY	1,260	6,930
Trustmark Corp.	896	19,389
UMB Financial Corp.	522	24,482
Umpqua Holdings Corp.	2,877	41,659
Union Bankshares Corp.	598	13,736
United Bankshares, Inc.	920	30,894
United Community Banks, Inc.	666	12,028
Univest Corp. of Pennsylvania	260	5,117
Valley National Bancorp	3,086	27,157
Washington Trust Bancorp, Inc.	196	7,734
Webster Financial Corp.	1,187	39,373
WesBanco, Inc.	510	14,800
West Bancorporation, Inc.	212	3,816
Westamerica Bancorporation	338	14,760
Western Alliance Bancorp†	1,126	36,685
Wilshire Bancorp, Inc.	936	9,912
Wintrust Financial Corp.	629	26,475
Yadkin Financial Corp.	333	7,739

		2,483,323

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	1,102	11,406

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	351	8,410

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	128	3,828

Batteries/Battery Systems - 0.1%
EnerSys	580	28,089

Beverages-Non-alcoholic - 0.4%
Coca-Cola Bottling Co. Consolidated	61	10,730
National Beverage Corp.†	151	6,242
Primo Water Corp.†	17,623	164,247

		181,219

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	223	3,298

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	119	21,331
Craft Brew Alliance, Inc.†	135	1,157

		22,488

Broadcast Services/Program - 0.1%
Crown Media Holdings, Inc., Class A†	459	2,061
Hemisphere Media Group, Inc.†	133	1,915
Nexstar Broadcasting Group, Inc., Class A	414	18,717
World Wrestling Entertainment, Inc., Class A	399	7,142

		29,835

Building & Construction Products-Misc. - 0.3%
Builders FirstSource, Inc.†	615	4,938
Drew Industries, Inc.	319	18,311
Gibraltar Industries, Inc.†	410	8,708
Louisiana-Pacific Corp.†	1,862	29,271
NCI Building Systems, Inc.†	360	3,737
Nortek, Inc.†	127	4,952

Patrick Industries, Inc.†	168	5,872
Ply Gem Holdings, Inc.†	286	2,851
Quanex Building Products Corp.	448	8,292
Simpson Manufacturing Co., Inc.	558	18,207
Summit Materials, Inc., Class A†	417	6,618
Trex Co., Inc.†	425	15,963

		127,720

Building & Construction-Misc. - 0.1%
Aegion Corp.†	485	8,745
Comfort Systems USA, Inc.	495	14,028
Dycom Industries, Inc.†	451	29,883
Hill International, Inc.†	485	1,639
MYR Group, Inc.†	276	5,523

		59,818

Building Products-Air & Heating - 0.0%
AAON, Inc.	542	11,669

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	418	6,245
Headwaters, Inc.†	978	15,619
US Concrete, Inc.†	193	8,777

		30,641

Building Products-Doors & Windows - 0.5%
Apogee Enterprises, Inc.	387	15,395
Griffon Corp.	417	6,330
Masonite International Corp.†	400	22,204
PGT, Inc.†	17,187	168,433

		212,362

Building Products-Light Fixtures - 0.4%
LSI Industries, Inc.	16,131	186,152

Building Products-Wood - 0.1%
Boise Cascade Co.†	524	10,826
Universal Forest Products, Inc.	266	18,325

		29,151

Building-Heavy Construction - 0.1%
Granite Construction, Inc.	521	20,126
MasTec, Inc.†	885	13,664
Orion Marine Group, Inc.†	370	1,336
Primoris Services Corp.	514	10,480
Tutor Perini Corp.†	498	6,579

		52,185

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	743	22,312

Building-Mobile Home/Manufactured Housing - 0.8%
Cavco Industries, Inc.†	3,945	330,828
Winnebago Industries, Inc.	356	6,269

		337,097

Building-Residential/Commercial - 0.3%
AV Homes, Inc.†	163	1,666
Beazer Homes USA, Inc.†	427	3,651
CalAtlantic Group, Inc.	1,019	33,107
Century Communities, Inc.†	201	2,973
Green Brick Partners, Inc.†	284	1,670
Hovnanian Enterprises, Inc., Class A†	1,583	2,438
Installed Building Products, Inc.†	262	5,457
KB Home	1,083	11,761
LGI Homes, Inc.†	184	4,041
M/I Homes, Inc.†	325	5,824
MDC Holdings, Inc.	518	11,272
Meritage Homes Corp.†	525	17,330
New Home Co., Inc.†	118	1,195
Taylor Morrison Home Corp., Class A†	431	5,193
TRI Pointe Group, Inc.†	2,105	22,187
WCI Communities, Inc.†	204	4,272
William Lyon Homes, Class A†	258	2,802

		136,839

Casino Hotels - 0.1%
Boyd Gaming Corp.†	1,059	18,861
Caesars Entertainment Corp.†	735	5,093
Monarch Casino & Resort, Inc.†	134	2,774

		26,728

Casino Services - 0.0%
Eldorado Resorts, Inc.†	373	3,849
Scientific Games Corp., Class A†	666	3,943

		7,792

Cellular Telecom - 0.0%
Leap Wireless CVR†(1)(2)	881	0
NTELOS Holdings Corp.†	230	2,128

		2,128

Chemicals-Diversified - 0.9%
Aceto Corp.	13,299	303,882
Axiall Corp.	932	16,711
Innophos Holdings, Inc.	257	6,865
Innospec, Inc.	321	16,002
Koppers Holdings, Inc.†	272	4,605
Olin Corp.	2,161	36,607

		384,672

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	538	3,766

Chemicals-Other - 0.0%
American Vanguard Corp.	386	4,346

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	388	9,824
Landec Corp.†	356	4,283
PolyOne Corp.	1,165	31,525

		45,632

Chemicals-Specialty - 0.5%
Balchem Corp.	411	23,074
Calgon Carbon Corp.	699	11,317
Chemtura Corp.†	892	23,406
Ferro Corp.†	968	8,993
H.B. Fuller Co.	669	24,900
Hawkins, Inc.	140	5,246
KMG Chemicals, Inc.	127	2,929
Kraton Performance Polymers, Inc.†	416	6,107
Minerals Technologies, Inc.	460	18,855
Oil-Dri Corp. of America	65	2,437
OMNOVA Solutions, Inc.†	620	3,255

Quaker Chemical Corp.	176	13,202
Sensient Technologies Corp.	611	36,458
Stepan Co.	255	11,465
Tronox, Ltd., Class A	843	3,009
Univar, Inc.†	528	6,711
Valhi, Inc.	252	300

		201,664

Circuit Boards - 0.0%
Multi-Fineline Electronix, Inc.†	119	1,991
Park Electrochemical Corp.	270	4,395
TTM Technologies, Inc.†	783	4,565

		10,951

Coal - 0.0%
Cloud Peak Energy, Inc.†	809	1,213
Hallador Energy Co.	144	717
Peabody Energy Corp.	245	1,090
SunCoke Energy, Inc.	865	3,270
Westmoreland Coal Co.†	236	1,317

		7,607

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	277	1,302

Coffee - 0.0%
Farmer Bros. Co.†	102	2,843

Commercial Services - 0.5%
Care.com, Inc.†	253	1,515
Collectors Universe, Inc.	94	1,434
Healthcare Services Group, Inc.	948	33,531
HMS Holdings Corp.†	1,175	14,159
Medifast, Inc.	144	4,180
National Research Corp., Class A	129	1,947
Nutrisystem, Inc.	6,198	122,782
PFSweb, Inc.†	159	1,968
RPX Corp.†	720	8,338
ServiceSource International, Inc.†	781	3,022
SFX Entertainment, Inc.†	607	79
SP Plus Corp.†	222	4,984
Team, Inc.†	275	6,600
Weight Watchers International, Inc.†	366	4,645

		209,184

Commercial Services-Finance - 0.4%
Cardtronics, Inc.†	595	18,332
CBIZ, Inc.†	656	6,626
CPI Card Group, Inc.†	222	1,867
Euronet Worldwide, Inc.†	678	54,084
Everi Holdings, Inc.†	873	2,453
EVERTEC, Inc.	873	11,995
Green Dot Corp., Class A†	608	10,804
Heartland Payment Systems, Inc.	479	44,106
LendingTree, Inc.†	77	5,674
Liberty Tax, Inc.	78	1,673
MoneyGram International, Inc.†	387	2,051
Travelport Worldwide, Ltd.	1,401	15,257

		174,922

Communications Software - 0.7%
BroadSoft, Inc.†	8,906	304,674
Digi International, Inc.†	330	3,010
pdvWireless, Inc.†	171	4,116
Seachange International, Inc.†	442	2,749
Xura, Inc.†	300	6,438

		320,987

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	1,116	36,203

Computer Data Security - 0.0%
Qualys, Inc.†	329	8,550
Varonis Systems, Inc.†	118	2,221

		10,771

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	531	13,243

Computer Services - 0.9%
Barracuda Networks, Inc.†	106	1,121
CACI International, Inc., Class A†	319	26,499
Carbonite, Inc.†	239	2,144
Ciber, Inc.†	1,046	3,400
Convergys Corp.	1,288	31,479
Engility Holdings, Inc.	237	3,202
EPAM Systems, Inc.†	639	47,861
ExlService Holdings, Inc.†	441	19,254
Fleetmatics Group PLC†	506	21,965
Globant SA†	202	6,145
Insight Enterprises, Inc.†	514	12,146
KEYW Holding Corp.†	444	2,087
LivePerson, Inc.†	757	4,285
Luxoft Holding, Inc.†	242	18,169
Manhattan Associates, Inc.†	965	55,632
MAXIMUS, Inc.	862	46,005
Science Applications International Corp.	610	25,998
Sykes Enterprises, Inc.†	517	15,221
Syntel, Inc.†	416	19,693
TeleTech Holdings, Inc.	215	5,743
Unisys Corp.†	662	6,501
Virtusa Corp.†	393	17,575

		392,125

Computer Software - 1.4%
Apigee Corp.†	66	509
AVG Technologies NV†	542	10,228
Avid Technology, Inc.†	428	3,039
Blackbaud, Inc.	612	37,626
Code Rebel Corp.†	13	29
Cornerstone OnDemand, Inc.†	715	21,943
Envestnet, Inc.†	511	11,983
Guidance Software, Inc.†	252	1,210
Planet Payment, Inc.†	101,228	292,549
Simulations Plus, Inc.	20,524	228,022
Workiva, Inc.†	96	1,433

		608,571

Computers - 0.0%
Silicon Graphics International Corp.†	461	2,708

Computers-Integrated Systems - 1.6%
Agilysys, Inc.†	202	2,000
Cray, Inc.†	541	21,310

Diebold, Inc.	860	23,839
Mercury Systems, Inc.†	17,499	334,056
MTS Systems Corp.	196	10,466
NetScout Systems, Inc.†	1,218	26,248
Radisys Corp.†	91,427	246,853
Silver Spring Networks, Inc.†	483	5,530
Super Micro Computer, Inc.†	488	14,533

		684,835

Computers-Memory Devices - 0.0%
Datalink Corp.†	272	1,953
Imation Corp.†	465	390
Nimble Storage, Inc.†	671	4,409
Pure Storage, Inc., Class A†	379	4,931
Quantum Corp.†	2,859	1,359
Violin Memory, Inc.†	1,205	1,072

		14,114

Computers-Other - 0.0%
ExOne Co.†	138	1,052
Stratasys, Ltd.†	675	11,002

		12,054

Computers-Periphery Equipment - 0.5%
Electronics For Imaging, Inc.†	621	25,697
Immersion Corp.†	371	3,146
Mitek Systems, Inc.†	42,744	185,082

		213,925

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	341	4,907

Consulting Services - 1.4%
Advisory Board Co.†	562	25,723
CEB, Inc.	444	26,187
CRA International, Inc.†	15,325	285,505
Forrester Research, Inc.	133	4,252
Franklin Covey Co.†	162	2,869
FTI Consulting, Inc.†	551	18,673
Hackett Group, Inc.	316	4,667
Huron Consulting Group, Inc.†	307	17,226
ICF International, Inc.†	258	8,826
Information Services Group, Inc.†	58,578	224,354
Navigant Consulting, Inc.†	639	10,090
Pendrell Corp.†	2,205	1,190
Vectrus, Inc.†	139	2,747

		632,309

Consumer Products-Misc. - 0.7%
Central Garden & Pet Co.†	18,016	243,036
Central Garden & Pet Co., Class A†	561	7,753
CSS Industries, Inc.	123	3,445
Helen of Troy, Ltd.†	373	33,335
Tumi Holdings, Inc.†	744	12,864
WD-40 Co.	193	19,937

		320,370

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	407	10,757

Containers-Paper/Plastic - 0.2%
AEP Industries, Inc.	52	4,401
Berry Plastics Group, Inc.†	1,567	48,734
KapStone Paper and Packaging Corp.	1,129	16,687
Multi Packaging Solutions International, Ltd.†	249	3,690

		73,512

Cosmetics & Toiletries - 0.0%
Elizabeth Arden, Inc.†	346	2,768
Inter Parfums, Inc.	224	6,014
Revlon, Inc., Class A†	152	4,519

		13,301

Data Processing/Management - 0.3%
Acxiom Corp.†	1,037	19,392
Amber Road, Inc.†	234	1,023
CommVault Systems, Inc.†	599	22,474
CSG Systems International, Inc.	434	15,164
Fair Isaac Corp.	406	38,801
Pegasystems, Inc.	474	11,139

		107,993

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	446	1,476
Interactive Intelligence Group, Inc.†	229	5,469
QAD, Inc., Class A	135	2,499

		9,444

Diagnostic Equipment - 0.6%
Accelerate Diagnostics, Inc.†	285	4,221
Affymetrix, Inc.†	1,025	14,381
BioTelemetry, Inc.†	19,512	184,193
Cepheid†	940	27,683
GenMark Diagnostics, Inc.†	558	2,952
Genomic Health, Inc.†	236	6,797
Oxford Immunotec Global PLC†	267	3,102

		243,329

Diagnostic Kits - 0.1%
Meridian Bioscience, Inc.	553	10,645
OraSure Technologies, Inc.†	748	4,092
Quidel Corp.†	381	6,492

		21,229

Direct Marketing - 0.0%
EVINE Live, Inc.†	662	808
Harte-Hanks, Inc.	639	2,185

		2,993

Disposable Medical Products - 0.3%
ICU Medical, Inc.†	186	17,903
Merit Medical Systems, Inc.†	583	9,649
STERIS PLC	1,114	77,133
Utah Medical Products, Inc.	49	2,762

		107,447

Distribution/Wholesale - 0.3%
Beacon Roofing Supply, Inc.†	657	26,609
Core-Mark Holding Co., Inc.	306	24,875
Essendant, Inc.	508	15,169
H&E Equipment Services, Inc.	413	4,811
Pool Corp.	571	48,249
Rentrak Corp.†	167	7,426

ScanSource, Inc.†	348	10,920
Systemax, Inc.†	149	1,267
Titan Machinery, Inc.†	229	1,944
Veritiv Corp.†	107	3,301

		144,571

Diversified Financial Services - 0.0%
On Deck Capital, Inc.†	153	1,212

Diversified Manufacturing Operations - 0.4%
Actuant Corp., Class A	789	18,368
AZZ, Inc.	341	17,555
Barnes Group, Inc.	726	23,602
Blount International, Inc.†	645	5,998
Chase Corp.	91	4,181
EnPro Industries, Inc.	302	13,430
Fabrinet†	469	11,683
Federal Signal Corp.	828	12,246
GP Strategies Corp.†	172	4,161
Handy & Harman, Ltd.†	34	579
Harsco Corp.	1,063	6,846
LSB Industries, Inc.†	261	1,462
Lydall, Inc.†	224	6,328
NL Industries, Inc.†	90	187
Park-Ohio Holdings Corp.	116	3,309
Raven Industries, Inc.	501	7,520
Standex International Corp.	170	12,277
Tredegar Corp.	331	4,346

		154,078

Diversified Minerals - 0.0%
United States Lime & Minerals, Inc.	26	1,429
US Silica Holdings, Inc.	708	13,204

		14,633

Diversified Operations - 0.0%
HRG Group, Inc.†	1,043	12,662
Resource America, Inc., Class A	211	920
Tiptree Financial, Inc., Class A	397	2,553

		16,135

Diversified Operations/Commercial Services - 0.0%
Civeo Corp.†	1,424	1,538
Viad Corp.	265	7,810
Volt Information Sciences, Inc.†	126	966

		10,314

Drug Delivery Systems - 0.4%
Antares Pharma, Inc.†	2,053	2,525
BioDelivery Sciences International, Inc.†	614	2,487
Catalent, Inc.†	1,109	26,095
Depomed, Inc.†	796	12,210
Heron Therapeutics, Inc.†	5,224	109,652
Nektar Therapeutics†	1,745	23,802
Revance Therapeutics, Inc.†	240	4,975

		181,746

E-Commerce/Products - 0.2%
1-800-flowers.com, Inc., Class A†	331	2,352
Blue Nile, Inc.†	157	5,462
Chegg, Inc.†	1,012	5,869
Etsy, Inc.†	265	2,056
FTD Cos., Inc.†	241	5,953
Lands’ End, Inc.†	217	4,726
Overstock.com, Inc.†	158	1,874
Shutterfly, Inc.†	461	19,201
Stamps.com, Inc.†	189	17,732
Wayfair, Inc., Class A†	266	12,023

		77,248

E-Commerce/Services - 0.1%
Angie’s List, Inc.†	580	4,924
ChannelAdvisor Corp.†	287	3,510
GrubHub, Inc.†	997	18,793
Quotient Technology, Inc.†	809	4,911
RetailMeNot, Inc.†	510	4,641
TrueCar, Inc.†	649	4,206
United Online, Inc.†	194	2,058

		43,043

E-Marketing/Info - 0.1%
comScore, Inc.†	456	17,570
Liquidity Services, Inc.†	318	2,070
Marketo, Inc.†	461	8,764
New Media Investment Group, Inc.	592	10,253
QuinStreet, Inc.†	471	1,795
Rocket Fuel, Inc.†	350	1,095
Rubicon Project, Inc.†	341	4,600

		46,147

E-Services/Consulting - 0.0%
Perficient, Inc.†	469	8,934

Educational Software - 0.0%
2U, Inc.†	345	6,966
Instructure, Inc.†	62	1,074

		8,040

Electric Products-Misc. - 0.1%
Graham Corp.	134	2,318
Littelfuse, Inc.	299	30,468

		32,786

Electric-Distribution - 0.0%
EnerNOC, Inc.†	359	1,885
Genie Energy, Ltd.	165	1,388
Spark Energy, Inc., Class A	39	1,054

		4,327

Electric-Generation - 0.0%
Atlantic Power Corp.	1,617	3,024
Talen Energy Corp.†	1,107	7,915

		10,939

Electric-Integrated - 0.9%
ALLETE, Inc.	646	34,173
Ameresco, Inc., Class A†	266	1,450
Avista Corp.	826	30,587
Black Hills Corp.	667	32,870
Cleco Corp.	793	42,140
El Paso Electric Co.	536	21,938
Empire District Electric Co.	577	16,929
IDACORP, Inc.	668	46,486

MGE Energy, Inc.	459	22,239
NorthWestern Corp.	613	34,230
Otter Tail Corp.	497	13,836
PNM Resources, Inc.	1,056	33,169
Portland General Electric Co.	1,147	44,584
Unitil Corp.	184	7,130

		381,761

Electronic Components-Misc. - 1.3%
AVX Corp.	613	7,037
Bel Fuse, Inc., Class B	137	2,078
Benchmark Electronics, Inc.†	695	14,595
CTS Corp.	440	6,930
GSI Group, Inc.†	456	5,636
Kimball Electronics, Inc.†	386	3,876
Knowles Corp.†	1,128	15,341
Methode Electronics, Inc.	508	13,239
NVE Corp.	64	3,174
OSI Systems, Inc.†	262	14,363
Plexus Corp.†	446	15,588
Rogers Corp.†	247	11,725
Sanmina Corp.†	1,025	19,209
Sparton Corp.†	131	2,245
Stoneridge, Inc.†	23,301	263,534
Vishay Intertechnology, Inc.	1,798	20,605
Vishay Precision Group, Inc.†	166	1,962
ZAGG, Inc.†	16,992	156,666

		577,803

Electronic Components-Semiconductors - 2.9%
Advanced Micro Devices, Inc.†	8,443	18,575
Alpha & Omega Semiconductor, Ltd.†	290	2,769
Ambarella, Inc.†	416	16,507
Amkor Technology, Inc.†	1,312	8,056
Applied Micro Circuits Corp.†	1,074	5,971
Cavium, Inc.†	724	41,825
CEVA, Inc.†	13,589	314,585
Diodes, Inc.†	497	9,508
DSP Group, Inc.†	27,543	263,586
EMCORE Corp.†	328	1,988
Fairchild Semiconductor International, Inc.†	1,524	31,227
Inphi Corp.†	10,829	300,505
Intersil Corp., Class A	1,749	22,737
InvenSense, Inc.†	1,027	8,432
IXYS Corp.	328	3,913
Kopin Corp.†	881	1,700
Lattice Semiconductor Corp.†	1,550	7,533
Microsemi Corp.†	1,422	45,077
Monolithic Power Systems, Inc.	516	32,286
QLogic Corp.†	1,157	14,833
Rambus, Inc.†	1,533	18,764
Rovi Corp.†	1,082	21,056
Semtech Corp.†	880	17,688
Silicon Laboratories, Inc.†	566	25,810
Synaptics, Inc.†	487	35,702

		1,270,633

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,327	23,063

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	192	10,719
ESCO Technologies, Inc.	345	11,878
FARO Technologies, Inc.†	230	5,904
Itron, Inc.†	510	16,810
Mesa Laboratories, Inc.	38	3,952

		49,263

Electronic Parts Distribution - 0.1%
Tech Data Corp.†	485	30,264

Electronic Security Devices - 0.0%
American Science & Engineering, Inc.	97	3,481
TASER International, Inc.†	708	10,896

		14,377

Energy-Alternate Sources - 0.1%
Clean Energy Fuels Corp.†	945	2,533
Enphase Energy, Inc.†	366	889
FuelCell Energy, Inc.†	277	1,476
FutureFuel Corp.	324	4,057
Green Plains, Inc.	503	9,532
Pacific Ethanol, Inc.†	327	1,141
Pattern Energy Group, Inc.	731	13,852
Plug Power, Inc.†	2,301	4,303
Renewable Energy Group, Inc.†	582	4,033
REX American Resources Corp.†	76	4,061
Solazyme, Inc.†	1,063	1,754
Sunrun, Inc.†	235	2,237
TerraForm Global, Inc.	564	2,386
Vivint Solar, Inc.†	274	2,274

		54,528

Engineering/R&D Services - 0.8%
Argan, Inc.	9,772	294,332
EMCOR Group, Inc.	820	37,474
Exponent, Inc.	344	17,651
Mistras Group, Inc.†	222	5,015
NV5 Global, Inc.†	66	1,253
VSE Corp.	54	3,240

		358,965

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	591	11,619
Power Solutions International, Inc.†	61	729

		12,348

Enterprise Software/Service - 2.6%
Actua Corp.†	538	5,090
American Software, Inc., Class A	30,528	297,037
Benefitfocus, Inc.†	104	3,033
Evolent Health, Inc.†	172	1,698
Guidewire Software, Inc.†	917	50,472
Hortonworks, Inc.†	100	970
ManTech International Corp., Class A	321	9,254
MicroStrategy, Inc., Class A†	122	21,046
MobileIron, Inc.†	515	1,900
Model N, Inc.†	276	3,008
Omnicell, Inc.†	480	13,435
OPOWER, Inc.†	346	2,941
Proofpoint, Inc.†	515	25,935

PROS Holdings, Inc.†	316	3,881
Qlik Technologies, Inc.†	1,196	29,948
Sapiens International Corp. NV	28,147	283,159
SPS Commerce, Inc.†	4,011	261,838
SYNNEX Corp.	381	31,985
TubeMogul, Inc.†	184	2,074
Tyler Technologies, Inc.†	440	69,106
Xactly Corp†	97	675

		1,118,485

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,597	3,529
Take-Two Interactive Software, Inc.†	1,108	38,448

		41,977

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	800	21,192
TRC Cos., Inc.†	226	1,996

		23,188

Environmental Monitoring & Detection - 0.0%
MSA Safety, Inc.	388	16,606

Extended Service Contracts - 0.0%
James River Group Holdings, Ltd.	144	4,884

Female Health Care Products - 0.7%
Juniper Pharmaceuticals, Inc.†	35,792	284,188

Filtration/Separation Products - 0.1%
CLARCOR, Inc.	665	31,162

Finance-Commercial - 0.0%
NewStar Financial, Inc.†	319	2,444

Finance-Consumer Loans - 0.1%
Encore Capital Group, Inc.†	345	7,907
Enova International, Inc.†	345	1,922
Nelnet, Inc., Class A	314	10,196
Ocwen Financial Corp.†	1,425	7,709
PRA Group, Inc.†	640	19,040
Regional Management Corp.†	142	1,883
World Acceptance Corp.†	99	2,865

		51,522

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	721	27,174

Finance-Investment Banker/Broker - 0.3%
Cowen Group, Inc., Class A†	1,478	4,227
Diamond Hill Investment Group, Inc.	39	6,593
Evercore Partners, Inc., Class A	459	20,733
GAIN Capital Holdings, Inc.	427	2,972
Greenhill & Co., Inc.	388	9,227
Houlihan Lokey, Inc.	158	3,816
INTL. FCStone, Inc.†	198	5,582
Investment Technology Group, Inc.	454	7,813
KCG Holdings, Inc., Class A†	444	4,538
Ladenburg Thalmann Financial Services, Inc.†	1,398	3,285
Moelis & Co.	233	5,927
Oppenheimer Holdings, Inc., Class A	137	2,100
Piper Jaffray Cos.†	197	6,698
Stifel Financial Corp.†	900	30,114
Virtu Financial, Inc., Class A	251	5,698

		119,323

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	827	14,200
Marlin Business Services Corp.	115	1,802

		16,002

Finance-Mortgage Loan/Banker - 0.2%
Arlington Asset Investment Corp., Class A	303	3,363
Ellie Mae, Inc.†	389	27,164
Federal Agricultural Mtg. Corp., Class C	138	4,500
FNFV Group†	1,062	9,962
Impac Mortgage Holdings, Inc.†	114	1,505
Nationstar Mtg. Holdings, Inc.†	521	5,262
PennyMac Financial Services, Inc., Class A†	175	2,084
PHH Corp.†	658	8,080
Stonegate Mtg. Corp.†	193	799
Walter Investment Management Corp.†	500	4,945

		67,664

Finance-Other Services - 0.2%
BGC Partners, Inc., Class A	2,431	22,244
JG Wentworth Co.†	192	269
MarketAxess Holdings, Inc.	488	56,720
WageWorks, Inc.†	473	21,162

		100,395

Financial Guarantee Insurance - 0.6%
MBIA, Inc.†	1,784	11,882
MGIC Investment Corp.†	4,446	29,433
NMI Holdings, Inc., Class A†	34,377	180,479
Radian Group, Inc.	2,505	25,200

		246,994

Firearms & Ammunition - 0.6%
Smith & Wesson Holding Corp.†	712	15,351
Sturm Ruger & Co., Inc.	4,358	256,468

		271,819

Food-Canned - 0.1%
Seneca Foods Corp., Class A†	106	2,929
TreeHouse Foods, Inc.†	560	44,441

		47,370

Food-Confectionery - 0.0%
Amplify Snack Brands, Inc.†	194	2,095
Tootsie Roll Industries, Inc.	247	8,107

		10,202

Food-Dairy Products - 0.8%
Dean Foods Co.	1,252	25,015
Lifeway Foods, Inc.†	26,095	334,538

		359,553

Food-Flour & Grain - 0.1%
Post Holdings, Inc.†	806	47,151
Seaboard Corp.†	4	11,508

		58,659

Food-Misc./Diversified - 0.4%
B&G Foods, Inc.	768	27,971
Cal-Maine Foods, Inc.	414	20,895
Darling Ingredients, Inc.†	2,192	19,706
Diamond Foods, Inc.†	349	12,808
Inventure Foods, Inc.†	259	1,456
J&J Snack Foods Corp.	196	21,164
John B. Sanfilippo & Son, Inc.	109	6,539
Lancaster Colony Corp.	246	25,013
Senomyx, Inc.†	580	1,960
Snyder’s-Lance, Inc.	648	20,457

		157,969

Food-Retail - 0.1%
Fairway Group Holdings Corp.†	272	103
Fresh Market, Inc.†	571	10,940
Ingles Markets, Inc., Class A	176	6,751
Smart & Final Stores, Inc.†	322	5,178
SUPERVALU, Inc.†	3,474	15,807
Village Super Market, Inc., Class A	94	2,469
Weis Markets, Inc.	145	5,890

		47,138

Food-Wholesale/Distribution - 0.8%
Calavo Growers, Inc.	195	10,091
Chefs’ Warehouse, Inc.†	19,969	262,593
Fresh Del Monte Produce, Inc.	442	18,038
Performance Food Group Co.†	212	4,961
SpartanNash Co.	498	10,219
United Natural Foods, Inc.†	664	23,253

		329,155

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	1,022	9,412
Deckers Outdoor Corp.†	428	21,169
Iconix Brand Group, Inc.†	632	4,196
Steven Madden, Ltd.†	747	24,121
Weyco Group, Inc.	86	2,305
Wolverine World Wide, Inc.	1,369	23,150

		84,353

Forestry - 0.0%
Deltic Timber Corp.	144	7,908

Funeral Services & Related Items - 0.1%
Carriage Services, Inc.	196	4,349
Matthews International Corp., Class A	437	21,811

		26,160

Gambling (Non-Hotel) - 0.1%
Caesars Acquisition Co., Class A†	613	3,678
Isle of Capri Casinos, Inc.†	292	3,697
Pinnacle Entertainment, Inc.†	802	24,493

		31,868

Gas-Distribution - 0.7%
Chesapeake Utilities Corp.	201	12,657
Laclede Group, Inc.	574	36,701
New Jersey Resources Corp.	1,122	39,517
Northwest Natural Gas Co.	362	18,806
ONE Gas, Inc.	696	39,366
Piedmont Natural Gas Co., Inc.	1,032	61,136
South Jersey Industries, Inc.	908	22,573
Southwest Gas Corp.	620	36,474
WGL Holdings, Inc.	651	43,480

		310,710

Golf - 0.0%
Callaway Golf Co.	1,035	9,015

Hazardous Waste Disposal - 0.8%
Heritage-Crystal Clean, Inc.†	11,746	112,057
Sharps Compliance Corp.†	34,494	210,414
US Ecology, Inc.	287	9,749

		332,220

Health Care Cost Containment - 0.1%
CorVel Corp.†	114	5,201
ExamWorks Group, Inc.†	549	15,075
HealthEquity, Inc.†	481	10,366

		30,642

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	234	2,108
Unilife Corp.†	1,536	1,379

		3,487

Heart Monitors - 0.0%
HeartWare International, Inc.†	228	9,152

Home Furnishings - 0.1%
American Woodmark Corp.†	170	11,730
Bassett Furniture Industries, Inc.	142	4,247
Ethan Allen Interiors, Inc.	336	8,971
Flexsteel Industries, Inc.	78	3,402
Hooker Furniture Corp.	143	4,106
La-Z-Boy, Inc.	678	14,536
Select Comfort Corp.†	693	14,595

		61,587

Hotels/Motels - 0.1%
Belmond, Ltd., Class A†	1,286	10,880
Diamond Resorts International, Inc.†	552	10,168
Interval Leisure Group, Inc.	519	6,114
La Quinta Holdings, Inc.†	1,242	14,084
Marcus Corp.	242	4,583
Morgans Hotel Group Co.†	359	607

		46,436

Housewares - 0.0%
Libbey, Inc.	289	4,624
Lifetime Brands, Inc.	142	1,701
NACCO Industries, Inc., Class A	53	2,522

		8,847

Human Resources - 2.1%
AMN Healthcare Services, Inc.†	630	17,747
Barrett Business Services, Inc.	94	3,682
CDI Corp.	189	971
Cross Country Healthcare, Inc.†	15,277	219,989
Edgewater Technology, Inc.†	28,759	224,033
General Employment Enterprises, Inc.†	18,662	85,845
Heidrick & Struggles International, Inc.	242	6,379
Insperity, Inc.	256	11,502
Kelly Services, Inc., Class A	393	6,516

Kforce, Inc.	327	7,292
Korn/Ferry International	669	20,612
Monster Worldwide, Inc.†	1,207	6,023
On Assignment, Inc.†	686	26,514
Patriot National, Inc.†	109	723
Paylocity Holding Corp.†	204	6,348
Resources Connection, Inc.	498	7,525
Team Health Holdings, Inc.†	955	39,031
TriNet Group, Inc.†	545	8,066
TrueBlue, Inc.†	556	12,699
Willdan Group, Inc.†	22,684	194,175

		905,672

Identification Systems - 0.0%
Brady Corp., Class A	633	14,205
Checkpoint Systems, Inc.	557	3,609
Imprivata, Inc.†	120	1,398

		19,212

Import/Export - 0.0%
Castle Brands, Inc.†	883	1,007

Independent Power Producers - 0.2%
Abengoa Yield PLC	650	11,018
Dynegy, Inc.†	1,580	18,707
NRG Yield, Inc., Class A	458	5,679
NRG Yield, Inc., Class C	823	10,897
Ormat Technologies, Inc.	493	17,452

		63,753

Industrial Audio & Video Products - 0.1%
IMAX Corp.†	800	24,848

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	86	2,322

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	82	1,602
Control4 Corp.†	275	1,878
Watts Water Technologies, Inc., Class A	373	18,378
Woodward, Inc.	853	39,400

		61,258

Instruments-Scientific - 0.1%
FEI Co.	544	39,413
Fluidigm Corp.†	381	2,556

		41,969

Insurance Brokers - 0.0%
Crawford & Co., Class B	376	1,711
eHealth, Inc.†	236	2,475

		4,186

Insurance-Life/Health - 0.3%
American Equity Investment Life Holding Co.	1,060	19,281
CNO Financial Group, Inc.	2,429	42,265
FBL Financial Group, Inc., Class A	127	7,755
Fidelity & Guaranty Life	148	3,707
Independence Holding Co.	92	1,411
National Western Life Group, Inc., Class A	28	6,461
Primerica, Inc.	628	28,266
Symetra Financial Corp.	981	31,412
Trupanion, Inc.†	216	1,795

		142,353

Insurance-Multi-line - 0.1%
Citizens, Inc.†	651	4,219
Horace Mann Educators Corp.	545	16,742
Kemper Corp.	577	19,941
United Fire Group, Inc.	268	10,353

		51,255

Insurance-Property/Casualty - 1.1%
Ambac Financial Group, Inc.†	596	8,368
AMERISAFE, Inc.	251	12,804
Atlas Financial Holdings, Inc.†	137	2,387
Baldwin & Lyons, Inc., Class B	124	3,067
Donegal Group, Inc., Class A	113	1,594
EMC Insurance Group, Inc.	96	2,233
Employers Holdings, Inc.	422	10,512
Enstar Group, Ltd.†	119	18,986
Federated National Holding Co.	187	4,626
First American Financial Corp.	1,414	48,599
Global Indemnity PLC†	109	3,278
Hallmark Financial Services, Inc.†	186	2,027
HCI Group, Inc.	113	3,757
Heritage Insurance Holdings, Inc.	328	6,501
Infinity Property & Casualty Corp.	152	12,067
Kingstone Cos., Inc.	22,376	181,022
National General Holdings Corp.	519	10,271
National Interstate Corp.	94	2,306
Navigators Group, Inc.†	140	12,265
OneBeacon Insurance Group, Ltd., Class A	301	3,865
RLI Corp.	573	33,979
Safety Insurance Group, Inc.	199	11,228
Selective Insurance Group, Inc.	756	23,670
State Auto Financial Corp.	198	4,322
Stewart Information Services Corp.	304	10,780
Third Point Reinsurance, Ltd.†	1,120	13,048
United Insurance Holdings Corp.	227	3,525
Universal Insurance Holdings, Inc.	424	7,946

		459,033

Insurance-Reinsurance - 0.1%
Argo Group International Holdings, Ltd.	369	20,970
Essent Group, Ltd.†	737	13,244
Greenlight Capital Re, Ltd., Class A†	383	7,438
Maiden Holdings, Ltd.	670	8,576
State National Cos., Inc.	413	4,068

		54,296

Internet Application Software - 0.1%
Bazaarvoice, Inc.†	809	2,929
Box, Inc., Class A†	171	1,840
Connecture, Inc.†	87	205
Intralinks Holdings, Inc.†	533	4,296
Lionbridge Technologies, Inc.†	853	3,950
RealNetworks, Inc.†	307	1,111
Textura Corp.†	262	4,137
VirnetX Holding Corp.†	600	2,388

Zendesk, Inc.†	712	15,671

		36,527

Internet Connectivity Services - 0.1%
Boingo Wireless, Inc.†	485	2,958
Cogent Communications Holdings, Inc.	611	20,414
Internap Corp.†	729	2,814

		26,186

Internet Content-Entertainment - 0.0%
Global Eagle Entertainment, Inc.†	615	6,212
Limelight Networks, Inc.†	807	1,009
Shutterstock, Inc.†	260	7,511

		14,732

Internet Content-Information/News - 2.7%
Autobytel, Inc.†	13,340	243,455
Bankrate, Inc.†	884	10,113
DHI Group, Inc.†	34,224	318,625
HealthStream, Inc.†	334	7,315
MaxPoint Interactive, Inc.†	90	140
Reis, Inc.	15,709	354,238
Travelzoo, Inc.†	91	738
WebMD Health Corp.†	500	25,555
XO Group, Inc.†	15,082	224,722

		1,184,901

Internet Incubators - 0.0%
ModusLink Global Solutions, Inc.†	500	1,075
Safeguard Scientifics, Inc.†	274	3,562

		4,637

Internet Security - 0.0%
Corindus Vascular Robotics, Inc.†	298	599
Rapid7, Inc.†	105	1,376
VASCO Data Security International, Inc.†	389	6,029
Zix Corp.†	762	3,421

		11,425

Internet Telephone - 1.5%
8x8, Inc.†	20,996	263,710
j2 Global, Inc.	630	45,681
RingCentral, Inc.†	16,366	357,106
TeleCommunication Systems, Inc., Class A†	666	3,304

		669,801

Investment Companies - 0.0%
6D Global Technologies, Inc.†(1)	282	0
Acacia Research Corp.	676	2,528
Real Industry, Inc.†	325	2,080

		4,608

Investment Management/Advisor Services - 0.7%
Altisource Asset Management Corp.†	11	170
Ashford, Inc.†	13	690
Associated Capital Group, Inc.†	83	2,248
Calamos Asset Management, Inc., Class A	236	2,263
Cohen & Steers, Inc.	268	8,099
Financial Engines, Inc.	687	18,528
GAMCO Investors, Inc., Class A	83	2,414
Janus Capital Group, Inc.	1,949	24,538
Medley Management, Inc.	78	478
OM Asset Management PLC	326	3,687
Pzena Investment Management, Inc., Class A	166	1,278
Silvercrest Asset Management Group, Inc., Class A	20,483	220,602
Virtus Investment Partners, Inc.	90	7,920
Westwood Holdings Group, Inc.	102	4,835
WisdomTree Investments, Inc.	1,514	18,168
ZAIS Group Holdings, Inc.†	49	309

		316,227

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	197	3,225
Coherent, Inc.†	315	24,340
II-VI, Inc.†	695	14,456
Newport Corp.†	527	8,026
Rofin-Sinar Technologies, Inc.†	373	9,508

		59,555

Leisure Games - 0.0%
Intrawest Resorts Holdings, Inc.†	238	2,002

Leisure Products - 0.5%
Escalade, Inc.	18,748	226,851
Johnson Outdoors, Inc., Class A	66	1,419
Marine Products Corp.	141	1,100

		229,370

Lighting Products & Systems - 0.1%
Universal Display Corp.†	533	26,170

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	265	17,060
UniFirst Corp.	196	20,639

		37,699

Machine Tools & Related Products - 0.0%
Milacron Holdings Corp.†	194	2,474

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	250	9,325
Hyster-Yale Materials Handling, Inc.	125	6,492

		15,817

Machinery-Electrical - 0.0%
Franklin Electric Co., Inc.	631	17,214

Machinery-Farming - 0.0%
Alamo Group, Inc.	127	6,735
Lindsay Corp.	156	10,973

		17,708

Machinery-General Industrial - 0.7%
Albany International Corp., Class A	375	12,720
Altra Industrial Motion Corp.	350	7,861
Applied Industrial Technologies, Inc.	533	20,489
Chart Industries, Inc.†	405	6,565
DXP Enterprises, Inc.†	166	2,603
Kadant, Inc.	6,106	236,974
Tennant Co.	243	13,149

Twin Disc, Inc.	110	1,258
Xerium Technologies, Inc.†	145	1,302

		302,921

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	266	3,804

Machinery-Pumps - 0.0%
Gorman-Rupp Co.	252	6,406

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	801	2,755

Medical Imaging Systems - 0.6%
Analogic Corp.	164	12,147
Digirad Corp.	52,033	258,604
EndoChoice Holdings, Inc.†	85	511
iRadimed Corp.†	36	700
Lantheus Holdings, Inc.†	163	354

		272,316

Medical Information Systems - 0.1%
Computer Programs & Systems, Inc.	149	7,827
Everyday Health, Inc.†	286	1,316
Medidata Solutions, Inc.†	723	30,894
Press Ganey Holdings, Inc.†	135	3,989
Quality Systems, Inc.	663	8,692

		52,718

Medical Instruments - 0.8%
Abaxis, Inc.	298	12,978
AngioDynamics, Inc.†	334	3,781
AtriCure, Inc.†	375	6,555
Cardiovascular Systems, Inc.†	420	3,549
CONMED Corp.	366	13,520
CryoLife, Inc.	337	3,313
Endologix, Inc.†	894	6,374
Entellus Medical, Inc.†	70	1,166
Integra LifeSciences Holdings Corp.†	370	22,737
Invuity, Inc.†	62	476
LivaNova PLC†	581	32,524
Natus Medical, Inc.†	437	15,417
Navidea Biopharmaceuticals, Inc.†	2,000	1,660
NuVasive, Inc.†	641	29,563
Spectranetics Corp.†	562	6,772
SurModics, Inc.†	9,868	196,867
TransEnterix, Inc.†	460	1,270
Vascular Solutions, Inc.†	229	6,265

		364,787

Medical Labs & Testing Services - 0.0%
Invitae Corp.†	96	672
Natera, Inc.†	132	1,128
Teladoc, Inc.†	124	2,014

		3,814

Medical Laser Systems - 0.0%
Cutera, Inc.†	192	2,158
Cynosure, Inc., Class A†	293	10,607

		12,765

Medical Products - 1.2%
ABIOMED, Inc.†	553	47,188
Accuray, Inc.†	1,048	5,586
Atrion Corp.	19	7,135
Cantel Medical Corp.	456	27,073
Cerus Corp.†	1,266	6,874
ConforMIS, Inc.†	136	1,496
Exactech, Inc.†	134	2,681
Glaukos Corp.†	91	1,485
Globus Medical, Inc., Class A†	910	22,705
Greatbatch, Inc.†	338	13,050
Haemonetics Corp.†	685	21,673
Halyard Health, Inc.†	616	15,277
Hanger, Inc.†	467	6,300
Intersect ENT, Inc.†	216	3,851
Invacare Corp.	429	6,611
InVivo Therapeutics Holdings Corp.†	352	1,559
K2M Group Holdings, Inc.†	233	3,311
LDR Holding Corp.†	307	5,640
LeMaitre Vascular, Inc.	157	2,292
Luminex Corp.†	570	10,938
Medgenics, Inc.†	223	803
MiMedx Group, Inc.†	1,442	11,998
Misonix, Inc.†	23,255	178,598
NanoString Technologies, Inc.†	168	2,344
Nevro Corp.†	218	13,470
Novocure, Ltd.†	111	1,385
NxStage Medical, Inc.†	839	15,874
Orthofix International NV†	249	9,828
Penumbra, Inc.†	61	2,611
Rockwell Medical, Inc.†	667	4,175
SeaSpine Holdings Corp.†	113	1,634
Sientra, Inc.†	88	745
T2 Biosystems, Inc.†	119	1,056
West Pharmaceutical Services, Inc.	945	54,073
Wright Medical Group NV†	1,182	23,581
Zeltiq Aesthetics, Inc.†	427	9,915

		544,815

Medical-Biomedical/Gene - 3.6%
Abeona Therapeutics, Inc.†	136	355
Acceleron Pharma, Inc.†	288	8,842
Achillion Pharmaceuticals, Inc.†	1,560	10,546
Acorda Therapeutics, Inc.†	567	20,877
Aduro Biotech, Inc.†	109	1,578
Advaxis, Inc.†	402	2,742
Aegerion Pharmaceuticals, Inc.†	332	2,351
Affimed NV†	202	671
Agenus, Inc.†	1,013	3,191
Alder Biopharmaceuticals, Inc.†	308	7,447
AMAG Pharmaceuticals, Inc.†	453	10,378
ANI Pharmaceuticals, Inc.†	2,403	76,920
Applied Genetic Technologies Corp.†	116	1,695
Aratana Therapeutics, Inc.†	393	1,324
Ardelyx, Inc.†	220	2,290
Arena Pharmaceuticals, Inc.†	3,213	4,852
ARIAD Pharmaceuticals, Inc.†	2,221	11,149
Assembly Biosciences, Inc.†	190	973
Asterias Biotherapeutics, Inc.†	138	443
Atara Biotherapeutics, Inc.†	221	4,000
Avalanche Biotechnologies, Inc.†	259	1,554

Bellicum Pharmaceuticals, Inc.†	108	1,220
BioCryst Pharmaceuticals, Inc.†	961	6,698
BioTime, Inc.†	690	1,670
Blueprint Medicines Corp.†	123	1,934
Cambrex Corp.†	414	14,341
Celldex Therapeutics, Inc.†	1,307	10,848
Cellular Biomedicine Group, Inc.†	130	1,794
ChemoCentryx, Inc.†	370	1,376
Coherus Biosciences, Inc.†	312	4,137
Corium International, Inc.†	115	668
CTI BioPharma Corp.†	2,779	3,502
Curis, Inc.†	1,476	2,421
Cytokinetics, Inc.†	459	3,534
CytomX Therapeutics, Inc.†	101	1,587
CytRx Corp.†	739	1,360
Dermira, Inc.†	204	5,712
Dimension Therapeutics, Inc.†	75	585
Dynavax Technologies Corp.†	6,718	161,837
Edge Therapeutics, Inc.†	111	1,233
Emergent BioSolutions, Inc.†	8,130	297,558
Endocyte, Inc.†	498	1,668
Epizyme, Inc.†	385	3,500
Esperion Therapeutics, Inc.†	173	2,574
Exact Sciences Corp.†	1,257	8,258
Exelixis, Inc.†	40,565	187,410
Fibrocell Science, Inc.†	326	838
Five Prime Therapeutics, Inc.†	285	10,246
Foundation Medicine, Inc.†	157	2,291
Galena Biopharma, Inc.†	2,146	1,438
Genocea Biosciences, Inc.†	246	765
Geron Corp.†	2,099	6,402
Halozyme Therapeutics, Inc.†	1,407	12,382
Harvard Bioscience, Inc.†	77,418	229,931
Idera Pharmaceuticals, Inc.†	1,134	2,200
ImmunoGen, Inc.†	1,143	9,704
Immunomedics, Inc.†	1,279	2,405
Infinity Pharmaceuticals, Inc.†	650	4,036
Innoviva, Inc.	1,129	11,313
Inovio Pharmaceuticals, Inc.†	952	6,359
Insmed, Inc.†	815	10,758
Karyopharm Therapeutics, Inc.†	306	1,903
Kite Pharma, Inc.†	382	18,141
Lexicon Pharmaceuticals, Inc.†	551	5,615
Ligand Pharmaceuticals, Inc.†	232	23,193
Lion Biotechnologies, Inc.†	597	3,576
Loxo Oncology, Inc.†	103	2,128
MacroGenics, Inc.†	413	8,314
Medicines Co.†	879	30,378
Merrimack Pharmaceuticals, Inc.†	1,460	9,008
Momenta Pharmaceuticals, Inc.†	810	10,060
Myriad Genetics, Inc.†	920	35,852
NeoGenomics, Inc.†	709	4,835
NewLink Genetics Corp.†	275	6,699
Nivalis Therapeutics, Inc.†	67	314
Novavax, Inc.†	3,557	18,319
Ocata Therapeutics, Inc.†	549	4,634
Omeros Corp.†	501	5,406
Oncocyte Corp.†	34	141
OncoMed Pharmaceuticals, Inc.†	223	2,063
Oncothyreon, Inc.†	1,357	1,805
Organovo Holdings, Inc.†	1,081	2,119
Otonomy, Inc.†	196	2,924
OvaScience, Inc.†	311	1,757
Pacific Biosciences of California, Inc.†	803	8,584
Paratek Pharmaceuticals, Inc.†	161	2,354
PDL BioPharma, Inc.	2,178	6,839
Peregrine Pharmaceuticals, Inc.†	2,499	2,449
Pfenex, Inc.†	216	1,916
Prothena Corp. PLC†	414	16,125
PTC Therapeutics, Inc.†	448	10,671
REGENXBIO, Inc.†	96	1,334
Repligen Corp.†	435	9,635
Retrophin, Inc.†	463	6,931
Rigel Pharmaceuticals, Inc.†	1,168	3,212
RTI Surgical, Inc.†	761	2,443
Sage Therapeutics, Inc.†	182	6,112
Sangamo BioSciences, Inc.†	922	5,578
Second Sight Medical Products, Inc.†	157	725
Sequenom, Inc.†	1,566	2,521
Spark Therapeutics, Inc.†	105	2,958
Spectrum Pharmaceuticals, Inc.†	889	4,409
Stemline Therapeutics, Inc.†	206	1,038
Theravance Biopharma, Inc.†	337	5,534
Tobira Therapeutics, Inc.†	31	223
Tokai Pharmaceuticals, Inc.†	125	784
Trovagene, Inc.†	324	1,179
Ultragenyx Pharmaceutical, Inc.†	504	28,300
Veracyte, Inc.†	178	1,153
Verastem, Inc.†	428	514
Versartis, Inc.†	298	3,320
XBiotech, Inc.†	52	429
XOMA Corp.†	1,209	1,221
ZIOPHARM Oncology, Inc.†	1,522	7,564

		1,557,910

Medical-Drugs - 2.4%
ACADIA Pharmaceuticals, Inc.†	1,045	21,621
Aclaris Therapeutics, Inc.†	77	1,712
Adamas Pharmaceuticals, Inc.†	137	2,348
Aerie Pharmaceuticals, Inc.†	272	4,499
Agile Therapeutics, Inc.†	137	836
Aimmune Therapeutics, Inc.†	147	2,011
Alimera Sciences, Inc.†	403	931
Amicus Therapeutics, Inc.†	1,520	9,181
Anacor Pharmaceuticals, Inc.†	538	40,420
Anthera Pharmaceuticals, Inc.†	475	1,534
Array BioPharma, Inc.†	1,872	5,784
BioSpecifics Technologies Corp.†	65	2,482
Carbylan Therapeutics, Inc.†	162	394
Catalyst Pharmaceuticals, Inc.†	998	1,856
Cempra, Inc.†	421	7,254
Chiasma, Inc.†	97	999
Chimerix, Inc.†	548	4,220
Cidara Therapeutics, Inc.†	63	735
Clovis Oncology, Inc.†	365	7,636
Collegium Pharmaceutical, Inc.†	88	1,499
Corcept Therapeutics, Inc.†	821	2,997

Dicerna Pharmaceuticals, Inc.†	199	1,305
Durata Therapeutics CVR†(1)(2)	228	0
Durect Corp.†	1,491	1,789
Eagle Pharmaceuticals, Inc.†	114	8,197
Enanta Pharmaceuticals, Inc.†	211	5,423
FibroGen, Inc.†	634	12,857
Foamix Pharmaceuticals, Ltd.†	299	1,937
Furiex Pharmaceuticals CVR†(1)(2)	108	0
Global Blood Therapeutics, Inc.†	91	1,723
Ignyta, Inc.†	242	2,415
Immune Design Corp.†	149	1,560
Insys Therapeutics, Inc.†	312	5,413
Intra-Cellular Therapies, Inc.†	350	12,978
Ironwood Pharmaceuticals, Inc.†	1,671	15,423
Keryx Biopharmaceuticals, Inc.†	1,374	4,850
Lannett Co., Inc.†	351	8,954
MyoKardia, Inc.†	84	756
NantKwest, Inc.†	87	896
Neos Therapeutics, Inc.†	72	978
Ophthotech Corp.†	314	17,016
Orexigen Therapeutics, Inc.†	1,357	2,483
Pacira Pharmaceuticals, Inc.†	483	28,700
Pernix Therapeutics Holdings, Inc.†	577	1,258
PharMerica Corp.†	403	11,965
POZEN, Inc.†	384	2,515
PRA Health Sciences, Inc.†	262	11,287
Prestige Brands Holdings, Inc.†	693	32,349
Progenics Pharmaceuticals, Inc.†	49,318	205,656
Radius Health, Inc.†	433	13,869
Raptor Pharmaceutical Corp.†	1,067	4,375
Regulus Therapeutics, Inc.†	374	2,162
Relypsa, Inc.†	432	8,139
Sagent Pharmaceuticals, Inc.†	293	4,427
SciClone Pharmaceuticals, Inc.†	657	5,249
Sorrento Therapeutics, Inc.†	375	1,969
Sucampo Pharmaceuticals, Inc., Class A†	7,855	99,366
Supernus Pharmaceuticals, Inc.†	23,006	260,888
Synergy Pharmaceuticals, Inc.†	21,426	80,347
Synta Pharmaceuticals Corp.†	1,205	295
TESARO, Inc.†	308	10,638
Tetraphase Pharmaceuticals, Inc.†	479	2,606
TG Therapeutics, Inc.†	468	3,823
TherapeuticsMD, Inc.†	1,687	12,062
Trevena, Inc.†	418	3,043
Vanda Pharmaceuticals, Inc.†	554	4,726
VIVUS, Inc.†	1,377	1,391
vTv Therapeutics, Inc., Class A†	81	587
XenoPort, Inc.†	779	3,872
Zogenix, Inc.†	323	3,062
Zynerba Pharmaceuticals, Inc.†	46	304

		1,048,832

Medical-Generic Drugs - 0.7%
Amphastar Pharmaceuticals, Inc.†	421	5,073
Impax Laboratories, Inc.†	939	35,184
Teligent, Inc.†	38,610	277,220

		317,477

Medical-HMO - 0.2%
Magellan Health, Inc.†	326	18,582
Molina Healthcare, Inc.†	514	28,224
Triple-S Management Corp., Class B†	319	7,110
Universal American Corp.	661	4,178
WellCare Health Plans, Inc.†	583	44,296

		102,390

Medical-Hospitals - 0.1%
Adeptus Health, Inc., Class A†	81	3,822
Select Medical Holdings Corp.	1,392	13,266
Surgery Partners, Inc.†	204	3,286

		20,374

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	674	15,131
Genesis Healthcare, Inc.†	485	873
Kindred Healthcare, Inc.	1,107	10,694
National HealthCare Corp.	133	8,399

		35,097

Medical-Outpatient/Home Medical - 1.2%
Addus HomeCare Corp.†	84	1,782
Air Methods Corp.†	520	20,249
Almost Family, Inc.†	95	3,633
Amedisys, Inc.†	373	13,335
Amsurg Corp.†	707	51,745
Chemed Corp.	226	31,712
Civitas Solutions, Inc.†	4,842	116,498
LHC Group, Inc.†	172	6,522
Nobilis Health Corp.†	423	893
Providence Service Corp.†	6,210	275,724

		522,093

Medical-Wholesale Drug Distribution - 0.1%
Owens & Minor, Inc.	837	29,002

Metal Processors & Fabrication - 0.2%
CIRCOR International, Inc.	227	8,056
Global Brass & Copper Holdings, Inc.	285	5,902
Haynes International, Inc.	164	5,248
LB Foster Co., Class A	137	1,580
Mueller Industries, Inc.	756	19,240
NN, Inc.	353	4,278
RBC Bearings, Inc.†	310	18,392
Rexnord Corp.†	1,351	22,116
Sun Hydraulics Corp.	301	7,664

		92,476

Metal Products-Distribution - 0.0%
Lawson Products, Inc.†	77	1,492
Olympic Steel, Inc.	120	1,121

		2,613

Metal-Aluminum - 0.1%
Century Aluminum Co.†	653	3,082
Kaiser Aluminum Corp.	227	17,647

		20,729

Metal-Diversified - 0.0%
Ferroglobe PLC	862	7,327

Metal-Iron - 0.0%
Cliffs Natural Resources, Inc.†	2,034	3,275

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	114	5,176
FreightCar America, Inc.	162	3,086
Hillenbrand, Inc.	835	22,612
John Bean Technologies Corp.	387	17,728
TriMas Corp.†	600	10,374

		58,976

Motion Pictures & Services - 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,008	25,845
Eros International PLC†	374	3,288

		29,133

MRI/Medical Diagnostic Imaging - 0.0%
Alliance HealthCare Services, Inc.†	66	494
RadNet, Inc.†	456	2,727
Surgical Care Affiliates, Inc.†	285	12,161

		15,382

Multimedia - 0.1%
E.W. Scripps Co., Class A	784	14,880
Entravision Communications Corp., Class A	845	6,304
Media General, Inc.†	1,272	20,657
Meredith Corp.	486	20,563

		62,404

Networking Products - 1.6%
A10 Networks, Inc.†	449	2,658
Anixter International, Inc.†	379	18,738
Black Box Corp.	203	1,547
Calix, Inc.†	589	4,524
Extreme Networks, Inc.†	81,671	225,412
Gigamon, Inc.†	12,243	320,154
Infinera Corp.†	1,720	26,350
Infoblox, Inc.†	751	12,121
Ixia†	804	7,694
LogMeIn, Inc.†	327	17,082
NeoPhotonics Corp.†	369	3,310
NETGEAR, Inc.†	421	15,733
Polycom, Inc.†	1,792	18,261
Ruckus Wireless, Inc.†	999	8,402

		681,986

Non-Ferrous Metals - 0.0%
Energy Fuels, Inc.†	579	1,355
Horsehead Holding Corp.†	751	193
Materion Corp.	267	6,539
Uranium Energy Corp.†	1,220	1,166

		9,253

Non-Hazardous Waste Disposal - 0.6%
Casella Waste Systems, Inc., Class A†	46,047	273,980

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	232	2,116

Office Furnishings-Original - 0.2%
Herman Miller, Inc.	790	20,240
HNI Corp.	590	20,072
Interface, Inc.	877	14,812
Kimball International, Inc., Class B	456	4,396
Knoll, Inc.	647	11,872
Steelcase, Inc., Class A	1,104	14,087

		85,479

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,458	8,850

Oil & Gas Drilling - 0.0%
Atwood Oceanics, Inc.	857	5,254
North Atlantic Drilling, Ltd.†	94	170
Parker Drilling Co.†	1,622	2,222

		7,646

Oil Companies-Exploration & Production - 0.4%
Abraxas Petroleum Corp.†	1,247	1,422
Approach Resources, Inc.†	479	618
Bill Barrett Corp.†	664	2,457
Bonanza Creek Energy, Inc.†	658	1,875
Callon Petroleum Co.†	1,051	7,199
Carrizo Oil & Gas, Inc.†	765	20,754
Clayton Williams Energy, Inc.†	78	1,340
Contango Oil & Gas Co.†	231	1,481
Earthstone Energy, Inc.†	16	196
Eclipse Resources Corp.†	637	771
Energy XXI, Ltd.	1,253	1,087
Erin Energy Corp.†	183	485
Evolution Petroleum Corp.	326	1,519
EXCO Resources, Inc.†	2,095	2,493
Fairmount Santrol Holdings, Inc.†	848	2,078
Gastar Exploration, Inc.†	1,076	1,280
Halcon Resources Corp.†	975	536
Isramco, Inc.†	11	872
Jones Energy, Inc., Class A†	383	808
Matador Resources Co.†	971	15,565
Northern Oil and Gas, Inc.†	817	2,696
Oasis Petroleum, Inc.†	1,847	9,881
Panhandle Oil and Gas, Inc., Class A	219	3,160
Parsley Energy, Inc., Class A†	1,205	23,208
PDC Energy, Inc.†	531	30,198
Penn Virginia Corp.†	950	54
Rex Energy Corp.†	637	473
Ring Energy, Inc.†	275	1,521
RSP Permian, Inc.†	856	20,159
Sanchez Energy Corp.†	699	2,530
Seventy Seven Energy, Inc.†	746	320
Stone Energy Corp.†	759	2,338
Synergy Resources Corp.†	1,381	8,756
TransAtlantic Petroleum, Ltd.†	342	326
Triangle Petroleum Corp.†	617	280
Ultra Petroleum Corp.†	2,033	4,595
Unit Corp.†	669	6,978
W&T Offshore, Inc.†	463	903

		183,212

Oil Field Machinery & Equipment - 0.1%
Exterran Corp.†	459	7,583
Flotek Industries, Inc.†	709	4,736
Forum Energy Technologies, Inc.†	787	8,822
Natural Gas Services Group, Inc.†	168	3,179
Thermon Group Holdings, Inc.†	425	7,148

		31,468

Oil Refining & Marketing - 0.1%
Adams Resources & Energy, Inc.	27	909
Alon USA Energy, Inc.	413	5,196
Delek US Holdings, Inc.	761	12,952
Par Pacific Holdings, Inc.†	212	5,071
Trecora Resources†	268	2,819
Western Refining, Inc.	931	30,630

		57,577

Oil-Field Services - 0.3%
Archrock, Inc.	920	5,520
Basic Energy Services, Inc.†	564	1,297
Bristow Group, Inc.	461	10,723
C&J Energy Services, Ltd.†	748	1,840
CARBO Ceramics, Inc.	260	4,303
Gulfmark Offshore, Inc., Class A†	340	1,289
Helix Energy Solutions Group, Inc.†	1,405	5,662
Independence Contract Drilling, Inc.†	219	887
Key Energy Services, Inc.†	1,765	566
Matrix Service Co.†	354	6,712
McDermott International, Inc.†	3,166	8,738
MRC Global, Inc.†	1,366	13,728
Newpark Resources, Inc.†	1,116	5,435
Oil States International, Inc.†	684	19,309
PHI, Inc.†	165	2,992
Pioneer Energy Services Corp.†	854	1,170
SEACOR Holdings, Inc.†	241	11,088
Tesco Corp.	516	3,509
TETRA Technologies, Inc.†	1,056	6,537

		111,305

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	101	3,614

Optical Supplies - 0.0%
Ocular Therapeutix, Inc.†	172	1,053
STAAR Surgical Co.†	515	3,363

		4,416

Paper & Related Products - 1.3%
Clearwater Paper Corp.†	232	9,085
Neenah Paper, Inc.	4,299	259,832
Orchids Paper Products Co.	8,699	256,621
P.H. Glatfelter Co.	573	8,457
Schweitzer-Mauduit International, Inc.	404	16,968

		550,963

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	752	24,952
Masimo Corp.†	579	21,278

		46,230

Pharmacy Services - 0.0%
BioScrip, Inc.†	911	1,631
Diplomat Pharmacy, Inc.†	479	13,033
Vitae Pharmaceuticals, Inc.†	175	1,715

		16,379

Physical Therapy/Rehabilitation Centers - 0.6%
AAC Holdings, Inc.†	105	1,876
HealthSouth Corp.	1,199	42,912
U.S. Physical Therapy, Inc.	4,355	222,758

		267,546

Physicians Practice Management - 0.0%
Healthways, Inc.†	411	4,833

Pipelines - 0.0%
SemGroup Corp., Class A	581	12,863

Platinum - 0.0%
Stillwater Mining Co.†	1,601	10,487

Pollution Control - 0.0%
CECO Environmental Corp.	376	2,933

Poultry - 0.1%
Sanderson Farms, Inc.	296	24,041

Power Converter/Supply Equipment - 0.1%
Advanced Energy Industries, Inc.†	541	15,191
Generac Holdings, Inc.†	917	26,061
Powell Industries, Inc.	120	3,005
PowerSecure International, Inc.†	297	3,261
Vicor Corp.†	218	1,831

		49,349

Precious Metals - 0.0%
Coeur Mining, Inc.†	1,804	3,987

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	540	1,992
Cimpress NV†	429	33,685
Deluxe Corp.	653	36,503
Ennis, Inc.	342	6,830
Multi-Color Corp.	166	10,463
Quad/Graphics, Inc.	380	3,830

		93,303

Private Equity - 0.1%
Fifth Street Asset Management, Inc.	77	162
Gramercy Property Trust	5,494	40,161

		40,323

Property Trust - 0.1%
Xenia Hotels & Resorts, Inc.	1,482	21,682

Protection/Safety - 0.5%
Landauer, Inc.	6,509	199,436

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,792	31,969
Scholastic Corp.	353	12,119

		44,088

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	13	2,503
New York Times Co., Class A	1,824	24,113
Tribune Publishing Co.	348	3,250

		29,866

Publishing-Periodicals - 0.1%
Time, Inc.	1,453	21,795

Racetracks - 0.1%
Churchill Downs, Inc.	167	23,069
Empire Resorts, Inc.†	40	584
International Speedway Corp., Class A	369	12,598
Penn National Gaming, Inc.†	1,059	14,964
Speedway Motorsports, Inc.	155	2,925

		54,140

Radio - 0.0%
Cumulus Media, Inc., Class A†	1,892	496
Entercom Communications Corp., Class A†	336	3,525
Saga Communications, Inc., Class A	47	1,970
Townsquare Media, Inc.†	90	846

		6,837

Real Estate Investment Trusts - 4.3%
Acadia Realty Trust	912	31,099
AG Mtg. Investment Trust, Inc.	376	4,410
Agree Realty Corp.	263	9,710
Alexander’s, Inc.	26	9,490
Altisource Portfolio Solutions SA†	187	5,404
Altisource Residential Corp.	759	7,552
American Assets Trust, Inc.	493	18,433
American Capital Mortgage Investment Corp.	678	8,834
American Residential Properties, Inc.	426	7,216
Anworth Mtg. Asset Corp.	1,391	5,926
Apollo Commercial Real Estate Finance, Inc.	775	12,323
Apollo Residential Mortgage, Inc.	425	4,611
Ares Commercial Real Estate Corp.	359	3,827
Armada Hoffler Properties, Inc.	337	3,629
ARMOUR Residential REIT, Inc.	524	10,213
Ashford Hospitality Prime, Inc.	361	3,967
Ashford Hospitality Trust, Inc.	1,106	6,149
Bluerock Residential Growth REIT, Inc.	249	2,580
Campus Crest Communities, Inc.†	857	5,930
Capstead Mtg. Corp.	1,272	11,880
CareTrust REIT, Inc.	625	6,413
CatchMark Timber Trust, Inc., Class A	524	5,706
Cedar Realty Trust, Inc.	1,128	7,964
Chatham Lodging Trust	507	9,562
Chesapeake Lodging Trust	790	19,845
Colony Capital, Inc.	1,482	25,535
Colony Starwood Homes	506	10,889
CorEnergy Infrastructure Trust, Inc.	123	1,943
CoreSite Realty Corp.	323	20,717
Cousins Properties, Inc.	2,874	24,774
CubeSmart	2,181	68,243
CyrusOne, Inc.	864	31,838
CYS Investments, Inc.	2,099	14,462
DCT Industrial Trust, Inc.	1,166	41,731
DiamondRock Hospitality Co.	2,664	22,111
DuPont Fabros Technology, Inc.	838	27,796
Dynex Capital, Inc.	631	3,786
Easterly Government Properties, Inc.	181	3,225
EastGroup Properties, Inc.	428	22,851
Education Realty Trust, Inc.	732	28,607
EPR Properties	749	44,903
Equity One, Inc.	973	26,972
FelCor Lodging Trust, Inc.	1,901	13,231
First Industrial Realty Trust, Inc.	1,445	29,753
First Potomac Realty Trust	779	7,626
Franklin Street Properties Corp.	1,194	11,653
GEO Group, Inc.	974	28,811
Getty Realty Corp.	339	6,061
Gladstone Commercial Corp.	275	3,933
Government Properties Income Trust	933	12,810
Great Ajax Corp.	57	628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	498	8,939
Hatteras Financial Corp.	1,285	15,754
Healthcare Realty Trust, Inc.	1,332	38,681
Hersha Hospitality Trust	599	10,524
Highwoods Properties, Inc.	1,235	52,228
Hudson Pacific Properties, Inc.	987	25,080
Independence Realty Trust, Inc.	427	2,908
InfraREIT, Inc.†	290	5,606
Inland Real Estate Corp.	1,163	12,456
Invesco Mtg. Capital, Inc.	1,634	18,497
Investors Real Estate Trust	1,627	10,608
iStar, Inc.†	1,135	11,849
Kite Realty Group Trust	1,108	29,362
Ladder Capital Corp., Class A	592	6,512
LaSalle Hotel Properties	1,480	32,797
Lexington Realty Trust	2,727	19,989
LTC Properties, Inc.	471	20,974
Mack-Cali Realty Corp.	1,182	24,574
Medical Properties Trust, Inc.	3,049	33,539
Monmouth Real Estate Investment Corp.	786	8,080
Monogram Residential Trust, Inc.	2,210	19,271
National Health Investors, Inc.	498	30,219
National Storage Affiliates Trust	303	5,269
New Residential Investment Corp.	3,010	34,284
New Senior Investment Group, Inc.	1,132	10,403
New York Mortgage Trust, Inc.	1,451	7,023
New York REIT, Inc.	2,156	22,164
NexPoint Residential Trust, Inc.	254	3,023
One Liberty Properties, Inc.	165	3,419
Orchid Island Capital, Inc.	242	2,149
Parkway Properties, Inc.	1,123	15,127
Pebblebrook Hotel Trust	935	22,833
Pennsylvania Real Estate Investment Trust	917	17,955
PennyMac Mortgage Investment Trust	989	13,401
Physicians Realty Trust	1,130	19,289
Potlatch Corp.	539	15,545
Preferred Apartment Communities, Inc., Class A	294	3,543
PS Business Parks, Inc.	258	22,338
QTS Realty Trust, Inc., Class A	363	16,771
RAIT Financial Trust	1,100	2,816
Ramco-Gershenson Properties Trust	1,050	17,944
Redwood Trust, Inc.	1,118	12,041
Resource Capital Corp.	445	4,637
Retail Opportunity Investments Corp.	1,247	23,057

Rexford Industrial Realty, Inc.	734	11,957
RLJ Lodging Trust	1,733	31,697
Rouse Properties, Inc.	485	8,488
Ryman Hospitality Properties, Inc.	577	27,090
Sabra Health Care REIT, Inc.	849	15,588
Saul Centers, Inc.	128	6,511
Select Income REIT	831	15,706
Silver Bay Realty Trust Corp.	482	6,729
Sovran Self Storage, Inc.	471	53,072
STAG Industrial, Inc.	864	14,628
STORE Capital Corp.	513	12,717
Summit Hotel Properties, Inc.	1,158	11,754
Sun Communities, Inc.	658	43,816
Sunstone Hotel Investors, Inc.	2,855	33,917
Terreno Realty Corp.	570	12,814
UMH Properties, Inc.	295	2,782
United Development Funding IV	406	4,088
Universal Health Realty Income Trust	165	8,387
Urban Edge Properties	1,178	28,625
Urstadt Biddle Properties, Inc., Class A	368	7,470
Washington Real Estate Investment Trust	904	22,808
Western Asset Mortgage Capital Corp.	555	5,445
Whitestone REIT	308	3,394

		1,880,523

Real Estate Management/Services - 0.1%
HFF, Inc., Class A	501	14,314
Kennedy-Wilson Holdings, Inc.	1,232	24,985
Marcus & Millichap, Inc.†	180	4,255
RE/MAX Holdings, Inc., Class A	156	5,432

		48,986

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	648	19,634
BBX Capital Corp., Class A†	35	469
Consolidated-Tomoka Land Co.	57	2,648
Forestar Group, Inc.†	446	4,050
FRP Holdings, Inc.†	91	2,763
RMR Group, Inc., Class A†	93	1,939
St. Joe Co.†	723	11,503

		43,006

Recreational Centers - 0.0%
ClubCorp Holdings, Inc.	582	6,967
Planet Fitness, Inc., Class A†	200	2,858

		9,825

Recreational Vehicles - 0.0%
Arctic Cat, Inc.	171	2,105
Malibu Boats, Inc., Class A†	236	3,084
MCBC Holdings, Inc.†	87	1,098

		6,287

Recycling - 0.0%
Fenix Parts, Inc.†	182	910

Rental Auto/Equipment - 0.0%
Electro Rent Corp.	220	1,923
McGrath RentCorp	309	7,542
Neff Corp.†	138	708
Rent-A-Center, Inc.	703	9,575

		19,748

Research & Development - 0.8%
Albany Molecular Research, Inc.†	17,931	292,634
Arrowhead Research Corp.†	788	2,743
INC Research Holdings, Inc.†	171	7,204
PAREXEL International Corp.†	721	46,115

		348,696

Resorts/Theme Parks - 0.2%
Marriott Vacations Worldwide Corp.	342	16,891
SeaWorld Entertainment, Inc.	907	17,288
Vail Resorts, Inc.	476	59,500

		93,679

Respiratory Products - 0.0%
Inogen, Inc.†	209	6,947

Retail-Apparel/Shoe - 0.7%
Abercrombie & Fitch Co., Class A	922	24,193
American Eagle Outfitters, Inc.	2,559	37,464
Ascena Retail Group, Inc.†	2,277	16,804
bebe stores, Inc.	378	146
Boot Barn Holdings, Inc.†	157	955
Buckle, Inc.	375	10,658
Burlington Stores, Inc.†	987	53,032
Caleres, Inc.	580	15,590
Cato Corp., Class A	348	14,035
Chico’s FAS, Inc.	1,902	19,762
Children’s Place, Inc.	273	17,772
Christopher & Banks Corp.†	493	853
Destination XL Group, Inc.†	476	2,047
Duluth Holdings, Inc.†	89	1,469
Express, Inc.†	1,121	19,012
Finish Line, Inc., Class A	611	11,572
Francesca’s Holdings Corp.†	561	10,227
Genesco, Inc.†	318	21,033
Guess?, Inc.	821	15,221
Shoe Carnival, Inc.	197	4,568
Stein Mart, Inc.	389	2,863
Tailored Brands, Inc.	640	8,774
Tilly’s, Inc., Class A†	148	961
Vera Bradley, Inc.†	281	4,153
Winmark Corp.	28	2,642

		315,806

Retail-Appliances - 0.0%
Conn’s, Inc.†	317	3,905

Retail-Auto Parts - 0.0%
Pep Boys-Manny Moe & Jack†	713	13,183

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	113	2,651
Asbury Automotive Group, Inc.†	332	15,630
Group 1 Automotive, Inc.	309	16,578
Lithia Motors, Inc., Class A	301	23,048
Rush Enterprises, Inc., Class A†	469	8,958
Sonic Automotive, Inc., Class A	436	7,464

		74,329

Retail-Bedding - 0.0%
Mattress Firm Holding Corp.†	271	9,892

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	424	4,673
Barnes & Noble, Inc.	672	5,893

		10,566

Retail-Building Products - 0.0%
BMC Stock Holdings, Inc.†	493	7,084
Lumber Liquidators Holdings, Inc.†	359	4,635
Tile Shop Holdings, Inc.†	359	5,425

		17,144

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	141	3,182

Retail-Convenience Store - 0.1%
Casey’s General Stores, Inc.	507	61,215

Retail-Discount - 0.2%
Big Lots, Inc.	648	25,129
Citi Trends, Inc.	205	4,235
Fred’s, Inc., Class A	493	8,135
HSN, Inc.	431	20,283
Ollie’s Bargain Outlet Holdings, Inc.†	134	2,995
Tuesday Morning Corp.†	583	3,247

		64,024

Retail-Hair Salons - 0.0%
Regis Corp.†	468	6,992

Retail-Home Furnishings - 0.1%
Haverty Furniture Cos., Inc.	270	5,116
Kirkland’s, Inc.	229	2,709
Pier 1 Imports, Inc.	1,196	4,808
Restoration Hardware Holdings, Inc.†	437	26,928

		39,561

Retail-Jewelry - 0.0%
Movado Group, Inc.	212	5,448

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	337	5,698
Party City Holdco, Inc.†	333	3,207
West Marine, Inc.†	237	1,960

		10,865

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	209	903
Five Below, Inc.†	722	25,436
PriceSmart, Inc.	257	19,676

		46,015

Retail-Pawn Shops - 0.1%
Cash America International, Inc.	333	9,970
EZCORP, Inc., Class A†	686	2,085
First Cash Financial Services, Inc.†	373	13,242

		25,297

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	275	1,634
PetMed Express, Inc.	268	4,829

		6,463

Retail-Regional Department Stores - 0.0%
Stage Stores, Inc.	423	3,511

Retail-Restaurants - 1.5%
Biglari Holdings, Inc.†	22	8,320
BJ’s Restaurants, Inc.†	285	12,224
Bloomin’ Brands, Inc.	1,645	29,051
Bob Evans Farms, Inc.	270	11,054
Bojangles’, Inc.†	109	1,583
Bravo Brio Restaurant Group, Inc.†	200	1,722
Buffalo Wild Wings, Inc.†	248	37,770
Carrols Restaurant Group, Inc.†	470	6,279
Cheesecake Factory, Inc.	646	31,202
Chuy’s Holdings, Inc.†	218	7,453
Cracker Barrel Old Country Store, Inc.	254	33,332
Dave & Buster’s Entertainment, Inc.†	302	10,953
Del Frisco’s Restaurant Group, Inc.†	313	4,958
Denny’s Corp.†	23,843	223,409
DineEquity, Inc.	223	18,937
El Pollo Loco Holdings, Inc.†	178	2,157
Fiesta Restaurant Group, Inc.†	354	12,885
Fogo De Chao, Inc.†	67	954
Habit Restaurants, Inc.†	152	3,120
J Alexander’s Holdings, Inc.†	183	1,726
Jack in the Box, Inc.	488	37,888
Jamba, Inc.†	183	2,368
Kona Grill, Inc.†	111	1,805
Krispy Kreme Doughnuts, Inc.†	860	12,608
Noodles & Co.†	167	2,011
Papa John’s International, Inc.	383	18,288
Papa Murphy’s Holdings, Inc.†	120	1,139
Popeyes Louisiana Kitchen, Inc.†	306	18,859
Potbelly Corp.†	288	3,082
Red Robin Gourmet Burgers, Inc.†	186	11,484
Ruby Tuesday, Inc.†	823	4,485
Ruth’s Hospitality Group, Inc.	462	7,507
Shake Shack, Inc.†	76	2,628
Sonic Corp.	689	20,243
Texas Roadhouse, Inc.	913	33,626
Wingstop, Inc.†	87	2,111
Zoe’s Kitchen, Inc.†	255	7,084

		646,305

Retail-Sporting Goods - 0.4%
Big 5 Sporting Goods Corp.	241	2,933
Hibbett Sports, Inc.†	296	9,519
Sportsman’s Warehouse Holdings, Inc.†	11,567	151,643
Zumiez, Inc.†	260	4,709

		168,804

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	187	2,446

Retail-Video Rentals - 0.0%
Outerwall, Inc.	227	7,673

Retail-Vitamins & Nutrition Supplements - 0.0%
Flex Pharma, Inc.†	71	591
Vitamin Shoppe, Inc.†	393	11,959

		12,550

Retirement/Aged Care - 0.7%
Capital Senior Living Corp.†	15,570	285,398

Five Star Quality Care, Inc.†	573	1,456

		286,854

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	763	27,819

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	323	3,679
Proto Labs, Inc.†	308	16,937
Trinseo SA†	152	3,616

		24,232

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	961	12,589
Globalstar, Inc.†	6,320	8,090
Intelsat SA†	372	1,243
Iridium Communications, Inc.†	1,089	7,579
Loral Space & Communications, Inc.†	173	5,977

		35,478

Savings & Loans/Thrifts - 1.5%
Anchor BanCorp Wisconsin, Inc.†	101	4,311
Astoria Financial Corp.	1,194	18,065
Banc of California, Inc.	480	7,248
Bank Mutual Corp.	617	4,862
BankFinancial Corp.	243	2,982
Bear State Financial, Inc.†	176	1,558
Beneficial Bancorp, Inc.†	1,098	14,219
Berkshire Hills Bancorp, Inc.	391	10,862
BofI Holding, Inc.†	813	13,951
Brookline Bancorp, Inc.	930	10,379
BSB Bancorp, Inc.†	106	2,343
Capitol Federal Financial, Inc.	1,866	22,896
Charter Financial Corp.	219	2,943
Clifton Bancorp, Inc.	360	5,195
Dime Community Bancshares, Inc.	412	7,082
EverBank Financial Corp.	1,256	17,672
First Defiance Financial Corp.	122	4,749
Flagstar Bancorp, Inc.†	272	5,073
Flushing Financial Corp.	390	8,580
Fox Chase Bancorp, Inc.	155	3,033
Hingham Institution for Savings	16	1,968
HomeStreet, Inc.†	292	5,980
HomeTrust Bancshares, Inc.†	268	4,958
Investors Bancorp, Inc.	4,578	53,517
Meridian Bancorp, Inc.	728	10,228
Meta Financial Group, Inc.	5,980	259,293
Northfield Bancorp, Inc.	621	9,613
Northwest Bancshares, Inc.	1,253	15,750
OceanFirst Financial Corp.	176	3,119
Oritani Financial Corp.	583	9,748
Pacific Premier Bancorp, Inc.†	285	5,851
Provident Financial Services, Inc.	870	17,087
Sterling Bancorp	1,590	24,979
Territorial Bancorp, Inc.	113	3,011
United Community Financial Corp.	652	3,997
United Financial Bancorp, Inc.	656	7,413
Washington Federal, Inc.	1,258	26,858
Waterstone Financial, Inc.	350	4,847
WSFS Financial Corp.	397	11,537

		647,757

Schools - 0.3%
American Public Education, Inc.†	227	3,582
Apollo Education Group, Inc.†	1,252	9,941
Bridgepoint Education, Inc.†	223	1,494
Bright Horizons Family Solutions, Inc.†	496	34,804
Cambium Learning Group, Inc.†	172	774
Capella Education Co.	161	7,070
Career Education Corp.†	900	2,592
DeVry Education Group, Inc.	845	16,815
Grand Canyon Education, Inc.†	624	23,494
K12, Inc.†	447	4,108
Strayer Education, Inc.†	144	7,688
Universal Technical Institute, Inc.	279	1,069

		113,431

Security Services - 0.1%
Alarm.com Holdings, Inc.†	106	1,712
Ascent Capital Group, Inc., Class A†	176	2,004
Brink’s Co.	645	18,963
LifeLock, Inc.†	1,252	14,999

		37,678

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	174	1,881
ION Geophysical Corp.†	1,873	843

		2,724

Semiconductor Components-Integrated Circuits - 0.3%
Cirrus Logic, Inc.†	840	29,165
Exar Corp.†	521	2,866
Integrated Device Technology, Inc.†	1,942	49,482
M/A-COM Technology Solutions Holdings, Inc.†	311	11,973
MaxLinear, Inc., Class A†	685	10,535
Power Integrations, Inc.	390	18,381
Sigma Designs, Inc.†	469	3,109

		125,511

Semiconductor Equipment - 0.9%
Axcelis Technologies, Inc.†	1,506	3,946
Brooks Automation, Inc.	895	8,529
Cabot Microelectronics Corp.	328	13,330
Cascade Microtech, Inc.†	14,766	234,041
Cohu, Inc.	343	4,154
Entegris, Inc.†	1,861	21,699
FormFactor, Inc.†	763	6,341
Mattson Technology, Inc.†	993	3,466
MKS Instruments, Inc.	708	25,091
Nanometrics, Inc.†	317	4,479
Photronics, Inc.†	881	10,519
Rudolph Technologies, Inc.†	423	5,419
Tessera Technologies, Inc.	697	20,088
Ultra Clean Holdings, Inc.†	419	2,162
Ultratech, Inc.†	366	7,382
Veeco Instruments, Inc.†	536	9,991
Xcerra Corp.†	723	3,962

		384,599

Silver Mining - 0.0%
Hecla Mining Co.	4,916	9,144

Software Tools - 0.0%
Digital Turbine, Inc.†	645	851

Specified Purpose Acquisitions - 0.0%
National Bank Holdings Corp., Class A	399	7,856

Steel Pipe & Tube - 0.4%
Advanced Drainage Systems, Inc.	5,706	128,842
Furmanite Corp.†	500	2,620
Mueller Water Products, Inc., Class A	2,135	17,528
Northwest Pipe Co.†	126	1,206
Omega Flex, Inc.	38	1,125
TimkenSteel Corp.	529	4,766

		156,087

Steel-Producers - 0.2%
AK Steel Holding Corp.†	2,359	4,812
Carpenter Technology Corp.	669	18,572
Commercial Metals Co.	1,535	21,367
Ryerson Holding Corp.†	144	487
Schnitzer Steel Industries, Inc., Class A	351	4,721
Worthington Industries, Inc.	636	19,455

		69,414

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	608	15,760
Wesco Aircraft Holdings, Inc.†	818	9,235

		24,995

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	398	9,281

Telecom Equipment-Fiber Optics - 0.6%
Alliance Fiber Optic Products, Inc.†	12,816	184,166
Ciena Corp.†	1,637	29,089
Clearfield, Inc.†	148	2,190
Finisar Corp.†	1,379	17,513
Harmonic, Inc.†	1,175	3,878
KVH Industries, Inc.†	212	2,046
Oclaro, Inc.†	1,297	4,488

		243,370

Telecom Services - 1.6%
Consolidated Communications Holdings, Inc.	669	13,407
EarthLink Holdings Corp.	1,367	8,093
FairPoint Communications, Inc.†	275	4,125
GTT Communications, Inc.†	324	4,824
Hawaiian Telcom Holdco, Inc.†	142	3,388
HC2 Holdings, Inc.†	261	992
Inteliquent, Inc.	16,119	276,924
Lumos Networks Corp.†	301	3,485
NeuStar, Inc., Class A†	734	18,042
ORBCOMM, Inc.†	793	5,789
RigNet, Inc.†	159	2,320
Spok Holdings, Inc.	288	5,187
Straight Path Communications, Inc., Class B†	123	2,767
Vonage Holdings Corp.†	66,444	340,858
West Corp.	692	12,532

		702,733

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	652	11,840
Comtech Telecommunications Corp.	215	4,197
Plantronics, Inc.	457	20,487
Preformed Line Products Co.	34	1,286
ShoreTel, Inc.†	856	7,028
Sonus Networks, Inc.†	656	3,936

		48,774

Telephone-Integrated - 0.1%
Atlantic Tele-Network, Inc.	135	10,394
Cincinnati Bell, Inc.†	2,783	9,017
General Communication, Inc., Class A†	463	8,389
IDT Corp., Class B	221	2,807
Shenandoah Telecommunications Co.	638	14,661
Windstream Holdings, Inc.	1,338	7,720

		52,988

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	977	2,520
Gray Television, Inc.†	838	11,020
Sinclair Broadcast Group, Inc., Class A	879	29,007

		42,547

Textile-Apparel - 0.2%
Cherokee, Inc.†	5,866	96,085
Perry Ellis International, Inc.†	161	3,061
Unifi, Inc.†	196	4,678

		103,824

Textile-Products - 0.0%
Culp, Inc.	136	3,444

Theaters - 0.1%
AMC Entertainment Holdings, Inc., Class A	280	6,104
Carmike Cinemas, Inc.†	325	7,208
National CineMedia, Inc.	815	12,747
Reading International, Inc., Class A†	219	2,378

		28,437

Therapeutics - 0.7%
Akebia Therapeutics, Inc.†	323	2,368
Anika Therapeutics, Inc.†	5,471	205,819
aTyr Pharma, Inc.†	79	417
Axovant Sciences, Ltd.†	186	2,963
Calithera Biosciences, Inc.†	145	725
Cara Therapeutics, Inc.†	261	2,349
Catabasis Pharmaceuticals, Inc.†	60	397
Concert Pharmaceuticals, Inc.†	203	3,100
CorMedix, Inc.†	411	732
Dyax Corp. CVR†(1)(2)	1,907	2,117
Flexion Therapeutics, Inc.†	183	2,833
La Jolla Pharmaceutical Co.†	181	3,205
MannKind Corp.†	3,275	3,266
Mirati Therapeutics, Inc.†	131	2,820
Neurocrine Biosciences, Inc.†	1,119	47,613
Northwest Biotherapeutics, Inc.†	620	1,314
Osiris Therapeutics, Inc.	252	1,804

Portola Pharmaceuticals, Inc.†	654	21,602
Proteon Therapeutics, Inc.†	102	952
Sarepta Therapeutics, Inc.†	587	6,974
Seres Therapeutics, Inc.†	113	3,043
Threshold Pharmaceuticals, Inc.†	847	271
Vital Therapies, Inc.†	222	2,031
Voyager Therapeutics, Inc.†	76	812
Xencor, Inc.†	376	4,068
Zafgen, Inc.†	218	1,450

		325,045

Tobacco - 0.1%
Universal Corp.	299	16,364
Vector Group, Ltd.	1,116	26,025

		42,389

Toys - 0.0%
JAKKS Pacific, Inc.†	250	1,863

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,549	27,727
Bottomline Technologies de, Inc.†	542	15,620
InnerWorkings, Inc.†	492	3,474
Synchronoss Technologies, Inc.†	514	15,749

		62,570

Transport-Air Freight - 0.0%
Air Transport Services Group, Inc.†	700	6,811
Atlas Air Worldwide Holdings, Inc.†	331	12,158

		18,969

Transport-Equipment & Leasing - 0.0%
Greenbrier Cos., Inc.	350	9,051
TAL International Group, Inc.	441	4,975
Textainer Group Holdings, Ltd.	293	3,120

		17,146

Transport-Marine - 0.6%
Ardmore Shipping Corp.	237	2,406
CAI International, Inc.†	228	1,425
DHT Holdings, Inc.	1,232	7,121
Dorian LPG, Ltd.†	331	3,502
Eagle Bulk Shipping, Inc.†	294	388
Frontline, Ltd.	3,128	6,819
GasLog, Ltd.	551	4,116
Gener8 Maritime, Inc.†	222	1,494
Golden Ocean Group, Ltd.†	886	658
Hornbeck Offshore Services, Inc.†	424	3,447
Navios Maritime Acquisition Corp.	1,088	2,481
Navios Maritime Holdings, Inc.	1,079	1,051
Nordic American Offshore, Ltd.	250	1,013
Nordic American Tankers, Ltd.	1,182	15,023
Safe Bulkers, Inc.	502	220
Scorpio Bulkers, Inc.†	368	1,207
Scorpio Tankers, Inc.	2,373	14,475
Ship Finance International, Ltd.	786	10,525
Teekay Tankers, Ltd., Class A	1,248	5,703
Tidewater, Inc.	624	3,313
Tsakos Energy Navigation, Ltd.	33,630	195,727
Ultrapetrol Bahamas, Ltd.†	283	18

		282,132

Transport-Services - 0.1%
Echo Global Logistics, Inc.†	392	8,628
Era Group, Inc.†	273	2,506
Hub Group, Inc., Class A†	478	14,565
Matson, Inc.	576	23,276
Radiant Logistics, Inc.†	357	1,182
Universal Truckload Services, Inc.	109	1,407

		51,564

Transport-Truck - 0.3%
ArcBest Corp.	344	7,062
Celadon Group, Inc.	362	2,874
Covenant Transportation Group, Inc., Class A†	155	3,027
Forward Air Corp.	410	17,696
Heartland Express, Inc.	668	11,456
Knight Transportation, Inc.	829	20,286
Marten Transport, Ltd.	316	5,302
P.A.M. Transportation Services, Inc.†	39	1,007
Roadrunner Transportation Systems, Inc.†	372	2,946
Saia, Inc.†	332	7,102
Swift Transportation Co.†	1,168	19,050
USA Truck, Inc.†	129	2,086
Werner Enterprises, Inc.	589	14,224
XPO Logistics, Inc.†	949	21,685
YRC Worldwide, Inc.†	434	4,488

		140,291

Travel Services - 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	992	22,151

Veterinary Diagnostics - 0.7%
Heska Corp.†	74	2,764
Neogen Corp.†	5,310	277,076
Phibro Animal Health Corp., Class A	231	7,750

		287,590

Virtual Reality Products - 0.0%
RealD, Inc.†	535	5,559

Vitamins & Nutrition Products - 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	118	2,125
Natural Health Trends Corp.	104	2,075
Nature’s Sunshine Products, Inc.	140	1,201
Nutraceutical International Corp.†	110	2,607
Omega Protein Corp.†	288	6,506
Synutra International, Inc.†	281	1,394
USANA Health Sciences, Inc.†	74	9,390

		25,298

Water - 0.2%
American States Water Co.	500	22,700
Artesian Resources Corp., Class A	103	3,122
California Water Service Group	634	15,907
Connecticut Water Service, Inc.	146	6,267
Consolidated Water Co., Ltd.	195	2,268
Middlesex Water Co.	213	6,177

PICO Holdings, Inc.†	305	2,678
SJW Corp.	210	6,846
York Water Co.	170	4,534

		70,499

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	777	7,133
NIC, Inc.	869	17,198
Q2 Holdings, Inc.†	258	5,588
Web.com Group, Inc.†	580	10,921
Wix.com, Ltd.†	248	5,064

		45,904

Web Portals/ISP - 0.4%
Blucora, Inc.†	542	4,677
MeetMe, Inc.†	48,477	154,642

		159,319

Wire & Cable Products - 0.8%
Belden, Inc.	564	24,094
Encore Wire Corp.	275	10,233
General Cable Corp.	648	7,595
Insteel Industries, Inc.	12,689	311,007

		352,929

Wireless Equipment - 0.7%
Aerohive Networks, Inc.†	309	1,449
CalAmp Corp.†	14,005	238,085
Gogo, Inc.†	745	10,840
InterDigital, Inc.	478	21,529
Novatel Wireless, Inc.†	499	539
Telenav, Inc.†	374	2,154
Ubiquiti Networks, Inc.†	406	12,022
ViaSat, Inc.†	566	35,375

		321,993

Total Common Stocks (cost $45,869,197)		42,025,780

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Index Fund (cost $928,931)	8,521	876,896

RIGHTS - 0.0%
Racetracks - 0.0%
Empire Resorts, Inc.† Expires 02/10/2016 (strike price $14.40) (cost $0)	84	8

Total Long-Term Investment Securities (cost $46,798,128)		42,902,684

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $1,257,000)	$1,257,000	1,257,000

TOTAL INVESTMENTS (cost $48,055,128)(3)	100.7%	44,159,684
Liabilities in excess of other assets	(0.7)	(316,931)

NET ASSETS	100.0%	$43,842,753

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVR - Contigent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$2,128	$—	$0	$2,128
Investment Companies	4,608	—	0	4,608
Medical-Drugs	1,048,832	—	0	1,048,832
Therapeutics	322,928	—	2,117	325,045
Other Industries	40,645,167	—	—	40,645,167
Exchange-Traded Funds	876,896	—	—	876,896
Rights	8	—	—	8
Short-Term Investment Securities	—	1,257,000		1,257,000

Total Investments at Value	$42,900,567	$1,257,000	$2,117	$44,159,684

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of January 31, 2016, net assets of the Commodity Strategy Fund were $39,260,633, of which approximately $8,895,575, or approximately 22.7%, represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of January 31, 2016, net assets of the Global Trends Fund were $40,640,319, of which approximately $9,160,088, or approximately 22.5%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of January 31, 2016, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as
Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations posed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. The Income Explorer Fund used forward contracts to attempt to protect the value of securities and related receivables against changes in future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period.

When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended January 31, 2016 are summarized as follows:

	Written Options Future Contracts
	Commodity Strategy Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2015	78	$141,017
Options written	—	—
Options terminated in closing purchase transactions	16	37,787
Options exercised	—	—
Options expired	15	9,375

Options outstanding as of January 31, 2016	47	$93,855

#	Consolidated; see Note 1.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Equity Swap Agreements: During the period, the Commodity Strategy Fund used equity swaps, a type of total return swap, for investment purposes in order to provide exposure to commodities.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA

(International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of January 31, 2016, by their primary underlying risk exposure. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of January 31, 2016, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts(1)	Futures Contracts(1)	Futures Contracts(1)	Options Purchased(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
2020 High Watermark	$—	$—	$—	$—	$—	$—	$—
SunAmerica Commodity Strategy	—	—	462,449	9,335	—	—	471,784
SunAmerica Global Trends	87,625	—	1,035	—	—	38,608	127,268

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts(1)	Futures Contracts(1)	Futures Contracts(1)	Options Written(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
2020 High Watermark	$—	$2,470	$—	$—	$—	$—	$2,470
SunAmerica Commodity Strategy	—	—	88,071	133,330	—	—	221,401
SunAmerica Global Trends	—	—	—	—	—	47,391	47,391

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
2020 High Watermark	$(3,982)
SunAmerica Commodity Strategy	671,996
SunAmerica Global Trends	393,556

(2)	Reported as unrealized appreciation/depreciation on the Portfolio of Investments.
(3)	Reported at value on Portfolio of Investments.

The following table represents the average monthly balances of derivatives held during the period ended January 31, 2016.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
2020 High Watermark	$100,755	$—	$—	$—	$—	$—
SunAmerica Commodity Strategy	31,489,096	—	8,685	14,424,073	953	128,300
SunAmerica Global Trends	18,406,266	11,353,637	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

Note 3. Repurchase Agreements

As of January 31, 2016, the following funds held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.91%	$3,440,000
Commodity Strategy Subsidiary	1.25	875,000
Global Trends	9.44	6,610,000
Global Trends Subsidiary	2.74	1,915,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated January 29, 2016, bearing interest at a rate of 0.31% per annum, with a principal amount of

$70,000,000, a repurchase price of $70,001,808, and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	8/31/2019	$49,897,800	$51,021,883
U.S. Treasury Notes	2.50	5/15/2024	19,390,200	20,400,328

As of January 31, 2016, the following funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.92%	$3,445,000
Commodity Strategy Subsidiary	1.26	885,000
Global Trends	9.46	6,625,000
Global Trends Subsidiary	2.75	1,925,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated January 29, 2016, bearing interest at a rate of 0.34% per annum, with a principal amount of $70,000,000, a repurchase price of $70,001,983, and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	9/30/2019	$69,490,000	$71,260,698

As of January 31, 2016, the following funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.91%	$3,440,000
Commodity Strategy Subsidiary	1.25	875,000
Global Trends	9.44	6,610,000
Global Trends Subsidiary	2.74	1,915,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated January 29, 2016, bearing interest at a rate of 0.35% per annum, with a principal amount of $70,000,000, a repurchase price of $70,002,042, and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	6/30/2020	$70,518,600	$71,472,526

As of January 31, 2016, the following funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.91%	$2,520,000
Commodity Strategy Subsidiary	1.25	640,000
Global Trends	9.45	4,845,000
Global Trends Subsidiary	2.73	1,400,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated January 29, 2016, bearing interest at a rate of 0.31% per annum, with a principal amount of $51,295,000, a repurchase price of $51,296,325, and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	2/29/2020	$51,782,000	$52,368,690

As of January 31, 2016, the following funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	4.91%	$3,440,000
Commodity Strategy Subsidiary	1.25	875,000
Global Trends	9.44	6,610,000
Global Trends Subsidiary	2.74	1,915,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated February 29, 2016, bearing interest at a rate of 0.32% per annum, with a principal amount of $70,000,000, a repurchase price of $70,001,867, and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	6/30/2020	$70,461,000	$71,414,146

Note 4. Federal Income Taxes

As of January 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$3,490,550	$(36,954)	$3,453,596	$28,487,298
SunAmerica Commodity Strategy	1,606	(9,261,911)	(9,260,305)	48,706,263
SunAmerica Global Trends	—	(16,167,001)	(16,167,001)	56,518,487
SunAmerica Focused Alpha Growth	105,280,813	(24,258,797)	81,022,016	472,729,704
SunAmerica Focused Alpha Large-Cap	72,261,138	(27,990,306)	44,270,832	545,090,798
SunAmerica Income Explorer	74,103	(3,147,348)	(3,073,245)	27,637,044
SunAmerica Small-Cap	3,629,323	(7,631,257)	(4,001,934)	48,161,618

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 30, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	March 30, 2016